LOGO: NUVEEN Investments

Annual Report October 31, 2000

Municipal Closed-End
Exchange-Traded Funds

Dependable, tax-free income to help you keep more of what you earn.



INSURED QUALITY
NQI

INSURED OPPORTUNITY
NIO

PREMIER INSURED INCOME
NIF

INSURED PREMIUM INCOME 2
NPX

Invest well.

Look ahead.

LEAVE YOUR MARK.SM

Photo of: Water.
Photo of: Girl and man sitting by computer.

Credit Quality
           HIGHLIGHTS As of October 31, 2000


PIE CHART:
Nuveen Insured Quality Municipal Fund, Inc. (NQI)
Insured                         81%
Insured and U.S. Guaranteed     18%
U.S. Guaranteed                  1%

PIE CHART:
Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
Insured                         70%
Insured and U.S. Guaranteed     28%
U.S. Guaranteed                  2%

PIE CHART:
Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
Insured                         67%
Insured and U.S. Guaranteed     19%
U.S. Guaranteed                 14%

PIE CHART:
Nuveen Insured Premium Income Municipal Fund 2 (NPX)
Insured                         89%
Insured and U.S. Guaranteed     10%
U.S. Guaranteed                  1%

    Contents
  1 Dear Shareholder
  3 Portfolio Manager's Comments
  6 NQI Performance Overview
  7 NIO Performance Overview
  8 NIF Performance Overview
  9 NPX Performance Overview
 10 Shareholder Meeting Report
 14 Report of Independent Auditors
 15 Portfolio of Investments
 41 Statement of Net Assets
 42 Statement of Operations
 43 Statement of Changes in Net Assets
 45 Notes to Financial Statements
 50 Financial Highlights
 52 Build Your Wealth Automatically
 53 Fund Information


--------------------------------------------------------------------------------
Compound Your Wealth - Automatically
All Nuveen Municipal Closed-End ETFs let you reinvest dividends and capital gains directly into additional shares of your Fund. This is a great way to see your investment grow through the power of compounding.

For more information about Dividend Reinvestment, see the last page of this report or speak with your financial advisor.
--------------------------------------------------------------------------------

Photo of: Timothy R. Schwertfeger
Chairman of the Board



Sidebar text: "A well-balanced portfolio can help you reduce your investment risks."



Dear
     SHAREHOLDER

One of the primary goals of your Nuveen Fund is to provide you with attractive, dependable tax-free income from a quality port-folio. I am pleased to report that over the past fiscal year your Fund has continued to meet these objectives. I urge you to read the Portfolio Managers' Comments and Performance Overview pages included in this report, which provide more details about Fund results, how they were achieved, and how the Funds are trying to position themselves for the future.

The uncertain markets of this past reporting period also remind us of another important reason for investing in Nuveen Funds. In times such as these, your Nuveen Fund can help bring a measure of diversification to your overall portfolio and serve as a useful counterbalance to other holdings. A well-balanced portfolio can help you reduce your investment risks and provide one of the keys to strong long-term performance.


Invest Well. Look Ahead. Leave Your Mark.
At Nuveen, we believe that investors should focus not only on investments that can help them accumulate wealth, but also on the plans and services that can help preserve that wealth and pass it along to future generations. This long-term perspective is an integral part of our portfolio management strategies, our insistence on quality, and our desire to provide investments that can withstand the test of time.

In establishing a program tailored to your needs, the sound ongoing advice and disciplined focus provided by a trusted financial advisor can be an invaluable resource, enabling you to make wise investment decisions and build a program that can result in a lasting legacy.

For more than a century, Nuveen has offered quality investments to those who recognize and embrace the need for building, preserving and managing wealth. All of us at Nuveen are dedicated to working with you and your financial advisor to provide the services, products, perspectives, and solutions that can help you meet your personal and family financial goals, now and for years to come. We thank you for your continued confidence.


Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

December 15, 2000



Sidebar text: "In establishing a program tailored to your needs, the sound ongoing advice and disciplined focus provided by a trusted financial advisor can be an invaluable resource."

Nuveen National Insured Closed-End Exchange-Traded Funds (NQI, NIO, NIF, NPX)

Portfolio Manager's
               COMMENTS

Portfolio manager Steve Krupa talks about the economic environment, recent Fund performance, and the key investment strategies used to manage the Nuveen National Insured Closed-End Exchange-Traded Funds. Steve has more than 20 years of experience as an investment professional at Nuveen and has managed NQI and NIO since their inceptions in the early 1990s, adding NIF and NPX in 1998.


WHAT MAJOR FACTORS AFFECTED THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THE PAST 12 MONTHS?
The major news affecting the fixed income markets over the past year has been the Fed tightening policy. In an effort to keep inflation in check, the Federal Reserve continued to raise interest rates through May 2000, eventually bringing the federal funds target rate to 6.50%, the highest level in almost a decade. The Fed's policy has been to try to slow down economic growth without causing a recession.

There is some recent evidence that their efforts may be having some impact. While the U.S. economic expansion has reached a record tenth year, several indicators are pointing to slowing growth. As a result, the Fed now seems to have put additional rate increases on hold, with some anticipating that the current tightening cycle may have reached its end.

These Fed rate hikes and hints of an economic slowdown have affected the municipal bond market, but several supply and demand factors have helped to prevent a major increase in rates or drop in value. On the supply side, municipal bond new issue supply for the year 2000 totaled $154 billion nationwide through October, down 17.5% from 1999 levels. At this rate, the supply of new municipal bonds could finish 2000 at its lowest level since 1995. Part of this decline stems from higher rates concerns earlier in the year making it less attractive for some issuers to offer bonds, and part comes from a general increase in tax revenues in many cities and states that has allowed issuers to engage in more pay-as-you-go funding for necessary projects. At the same time, demand from individual investors looking for diversification and tax-free income continued to be strong. As a result, municipal bond prices and yields are now about where they were one year ago.


HOW DID THE NUVEEN NATIONAL INSURED FUNDS PERFORM OVER THE PAST YEAR?
For the fiscal year ended October 31, 2000, these Funds produced total returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Insured Municipal Bond Index1 and the Funds' Lipper Peer Group2 are also presented.


        MARKET                TOTAL RETURN         LEHMAN       LIPPER
         YIELD                      ON NAV  TOTAL RETURN1     AVERAGE2
----------------------------------------------------------------------
                                    1 YEAR         1 YEAR       1 YEAR
                      TAXABLE-       ENDED          ENDED        ENDED
      10/31/00      EQUIVALENT3   10/31/00       10/31/00     10/31/00
----------------------------------------------------------------------
NQI      6.40%            9.28%     10.86%          9.54%        8.97%
----------------------------------------------------------------------
NIO      6.57%            9.52%      9.25%          9.54%        8.97%
----------------------------------------------------------------------
NIF      6.40%            9.28%      9.41%          9.54%        8.97%
----------------------------------------------------------------------
NPX      6.19%            8.97%     11.35%          9.54%        8.97%
----------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

Early in the year, as the Fed's series of interest rate hikes pushed yields higher, municipal bond prices underwent a corresponding drop. Over the summer, however, the tight municipal new issue supply and generally favorable technicals helped prompt a shift in market outlook, rallying the municipal market and boosting the prices of many bonds. In this recent environment, we would expect funds with longer durations4 to perform well. As of October 31, 2000, all four Nuveen funds had durations between 9.5 and 12. By comparison, the duration of the unleveraged Lehman Brothers Insured Municipal Bond Index was 8.47.



1 The performance of the national insured Nuveen Funds is compared with that of the Lehman Brothers Insured Municipal Bond Index, an unleveraged index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of the Funds are compared with the average annualized return of the 22 funds in the Lipper Insured Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 31%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

The Funds' participation in the recovery of the municipal market is reflected in the total returns on NAV listed in the accompanying table. They show dramatic improvement over the performance results reported in the Funds' semiannual report. As of October 31, 2000, long-term municipal yields were more than 99% of 30-year Treasury yields, compared with the historical average of 86% for the period 1986-1999.


WERE THE FUNDS' DIVIDENDS AFFECTED BY THE MARKET ENVIRONMENT?
All four of these Funds use leverage as a way to potentially enhance the dividends paid to common shareholders. The extent of this benefit, however, is tied in part to the short-term rates that the Funds pay their MuniPreferred(R) shareholders. When short-term rates rise, the Funds must pay out more income to preferred shareholders, decreasing the amount of income available for common shareholders. As the Federal Reserve raised short-term rates six times between June 1999 and May 2000, these increases had a corresponding impact on short-term municipal rates, which led to decreases in the common share dividends of each of these Funds over the past year. Despite these dividend adjustments, all of the Funds continued to provide competitive market yields, as shown in the accompanying table.

Recently, investor demand for municipal bonds with shorter maturities has caused the slope of the municipal yield curve to become very steep. The increased demand for short-maturity bonds could have beneficial effects on the dividend stability of these leveraged Funds going forward by holding short-term rates down and reducing the amount the Funds pay their MuniPreferred shareholders.


WHAT ABOUT THE FUNDS' SHARE PRICE PERFORMANCE?
During late 1999 and the first half of 2000, uncertainties about inflation and interest rates, coupled with investors' focus on equity market performance, tended to dampen interest in most fixed-income products. The lack of demand put pressure on the prices of many municipal bond investments, including these Nuveen Funds. In recent months, as the bond market has begun to show signs of recovery and the stock market has continued to be volatile, we believe many investors again are looking at tax-free fixed-income alternatives.

However, investor interest in this opportunity continued to lag the rise in value of the bonds held by the Funds. As a result, all of these Funds saw their discounts (share price below NAV) widen over the past 12 months, although this widening was slight in NQI and NIF. With the market prices of these Funds lower than the actual value of the bonds in their portfolios, shareholders may want to consider taking advantage of this opportunity to add to their holdings of their Nuveen Funds.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN NATIONAL INSURED FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2000?
Despite a slow start, the past fiscal year turned out to be generally positive for the fixed-income markets, including municipal bonds. During this period, we focused on strengthening the Funds' long-term dividend-paying capabilities, extending call protection, enhancing tax efficiency, and finding value in specific areas of the market, including transportation and healthcare.

For example, we took opportunities early in 2000 to improve the Funds' tax efficiency by selling some lower-yielding bonds for modest capital losses and reinvesting the proceeds in bonds offering higher tax-free income. This enhanced the Funds' tax efficiency by giving us capital losses with which to offset current and future realized capital gains, and also strengthened the Funds' future income stream and call protection.

We also found value in the transportation sector, increasing our allocations across all four Funds during the past 12 months. As of October 31, 2000, transportation represented the largest sector weighting in both NQI (21%) and NPX (17%) and ranked among the top five sectors in NIO (13%) and NIF (10%). One of the transportation issues recently added to NQI, NIO, and NPX were bonds issued by the Nevada Department of Business and Industry for the proposed Las Vegas monorail that would link six hotels in that city. These bonds, which were insured by AMBAC, were purchased at a 5.84% yield in September, when the yield on the 30-year Treasury bond was 5.90%. This meant that the tax-free yields on the Las Vegas monorail bonds were 99% of Treasury yields, enhancing the Funds' income streams. In addition, the Funds should benefit from the 10 years of call protection offered by these bonds.

The assets of the four insured Funds are 100% invested in U.S. government guaranteed and/or insured bonds, making credit quality extremely high. Over the past year, as credit spreads widened, the prices of these bonds have performed very well compared with those of lower-rated bonds. This has helped the performance of the insured funds.


WHAT IS YOUR OUTLOOK FOR THE NUVEEN NATIONAL INSURED FUNDS?
In general, our outlook for the fixed-income markets over the next 12 months is positive. Current projections call for continued strong demand for municipal bonds, while new municipal issuance nationwide in 2001 is expected to stay under $200 billion. These demand and supply dynamics should continue to provide support for the municipal market and municipal bond prices.

Looking specifically at the Nuveen National Insured Funds, NIF and NPX currently offer excellent levels of call protection, with less than 5% of their portfolios subject to calls between now and the end of 2001. In December 2001, NIF will reach the 10-year point of the bond market cycle, a period when the potential for bond calls normally increases. In 2002, calls could affect as much as 35% of NIF's portfolio. Over the next 12 months, NQI and NIO will also reach their 10-year anniversaries, and these Funds could potentially face calls affecting 21% and 22% of their portfolios, respectively, in 2001. Shareholders should note, however, that the interest rate environment over the next year will play a major role in whether many of these bonds are actually called.

While we cannot control the direction of interest rates, we will continue to work to improve the Funds' call protection and to actively manage the Funds in an effort to mitigate the longer-term effects of the bond call process. In 2001, the Funds' tax loss carryforwards will enable us to continue to pursue active management without the likelihood of large taxable distributions. We believe the Nuveen National Insured Funds continue to serve as a dependable source of tax-free income and portfolio diversification, two essential elements of a comprehensive investment strategy.

Nuveen Insured Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2000


NQI

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                               12/90
--------------------------------------------------
Share Price                              $13 11/16
--------------------------------------------------
Net Asset Value                             $14.51
--------------------------------------------------
Market Yield                                 6.40%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.28%
--------------------------------------------------
Fund Net Assets ($000)                    $867,120
--------------------------------------------------
Average Effective Maturity (Years)           20.91
--------------------------------------------------
Leverage-Adjusted Duration                   11.99
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.94%        10.86%
--------------------------------------------------
5-Year                         5.00%         5.05%
--------------------------------------------------
Since Inception                5.91%         7.26%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Transportation                                 21%
--------------------------------------------------
U.S.Guaranteed                                 19%
--------------------------------------------------
Healthcare                                     19%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------

BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share
11/99           0.0765
12/99           0.0765
1/00            0.0765
2/00            0.0765
3/00            0.0765
4/00            0.0765
5/00            0.0765
6/00            0.073
7/00            0.073
8/00            0.073
9/00            0.073
10/00           0.073


LINE CHART:
Share Price Performance
11/5/99         13.75
                13.06
                13.38
                13
                12.63
                12.06
                12.56
                13.19
                13.25
                13
                12.75
                13
                13.31
                13.19
                12.81
                13.13
                12.94
                12.69
                12.69
                13.13
                13.56
                13.63
                13.5
                13.19
                13.38
                13.5
                12.88
                12.94
                13.31
                13.38
                13.25
                13.13
                13.19
                13.13
                13.69
                13.5
                13.63
                13.75
                13.81
                13.75
                14.06
                13.81
                14
                14.06
                13.63
                13.44
                13.56
                13.63
                13.19
                13.31
10/31/00        13.63
Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Insured Municipal Opportunity Fund, Inc.

Performance
   OVERVIEW As of October 31, 2000

NIO


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                9/91
--------------------------------------------------
Share Price                               $13 1/16
--------------------------------------------------
Net Asset Value                             $14.64
--------------------------------------------------
Market Yield                                 6.57%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.52%
--------------------------------------------------
Fund Net Assets ($000)                  $1,866,701
--------------------------------------------------
Average Effective Maturity (Years)           18.29
--------------------------------------------------
Leverage-Adjusted Duration                    9.94
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.06%         9.25%
--------------------------------------------------
5-Year                         3.95%         5.20%
--------------------------------------------------
Since Inception                5.07%         7.02%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S. Guaranteed                                31%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------

BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share
11/99           0.0775
12/99           0.0745
1/00            0.0745
2/00            0.0745
3/00            0.0745
4/00            0.0745
5/00            0.0745
6/00            0.0715
7/00            0.0715
8/00            0.0715
9/00            0.0715
10/00           0.0715


LINE CHART:
Share Price Performance
11/5/99         13.94
                13.19
                13.31
                13.06
                12.25
                11.94
                12
                12.19
                12.69
                12.19
                12.44
                12.88
                13.06
                12.88
                12.75
                12.56
                12.44
                12.19
                12
                12.38
                12.5
                12.94
                12.63
                12.38
                12.5
                12.5
                12.19
                12.06
                12.31
                12.44
                12.31
                12.56
                12.63
                13
                13
                12.94
                12.88
                13.13
                13.38
                13.5
                13.5
                13.56
                13.44
                13.56
                13.38
                13
                13.06
                12.94
                12.94
                12.81
10/31/00        12.81


Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Premier Insured Municipal Income Fund, Inc.

Performance
   OVERVIEW As of October 31, 2000


NIF

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                               12/91
--------------------------------------------------
Share Price                                $13 1/2
--------------------------------------------------
Net Asset Value                             $14.66
--------------------------------------------------
Market Yield                                 6.40%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.28%
--------------------------------------------------
Fund Net Assets ($000)                    $443,544
--------------------------------------------------
Average Effective Maturity (Years)           16.28
--------------------------------------------------
Leverage-Adjusted Duration                   10.08
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.92%         9.41%
--------------------------------------------------
5-Year                         4.87%         4.99%
--------------------------------------------------
Since Inception                5.10%         6.69%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S. Guaranteed                                33%
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------

BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share
11/99           0.075
12/99           0.075
1/00            0.075
2/00            0.075
3/00            0.075
4/00            0.075
5/00            0.075
6/00            0.072
7/00            0.072
8/00            0.072
9/00            0.072
10/00           0.072


LINE CHART:
Share Price Performance
11/5/99         13.81
                13.5
                13.38
                13.19
                13.06
                12.38
                13.44
                13.13
                13.13
                12.88
                13
                13.44
                13.75
                13.31
                13.19
                13
                12.94
                12.56
                12.19
                12.44
                13
                13.13
                12.88
                13
                13.06
                13.31
                12.81
                12.56
                13
                13.19
                12.88
                12.81
                12.88
                12.81
                13.31
                13.13
                13.06
                13.06
                13.13
                13.44
                13.5
                13.5
                13.81
                13.81
                13.63
                13.5
                13.69
                13.56
                13.19
                13
10/31/00        13.06
Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Insured Premium Income Municipal Fund 2

Performance
   OVERVIEW As of October 31, 2000


NPX

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                7/93
--------------------------------------------------
Share Price                                $11 1/4
--------------------------------------------------
Net Asset Value                             $13.05
--------------------------------------------------
Market Yield                                 6.19%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.97%
--------------------------------------------------
Fund Net Assets ($000)                    $754,909
--------------------------------------------------
Average Effective Maturity (Years)           18.56
--------------------------------------------------
Leverage-Adjusted Duration                   11.12
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.35%        11.35%
--------------------------------------------------
5-Year                         5.90%         5.62%
--------------------------------------------------
Since Inception                2.03%         4.59%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Transportation                                 17%
--------------------------------------------------
Utilities                                      16%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------


BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share
11/99           0.0605
12/99           0.0605
1/00            0.0605
2/00            0.0605
3/00            0.0605
4/00            0.0605
5/00            0.0605
6/00            0.058
7/00            0.058
8/00            0.058
9/00            0.058
10/00           0.058



LINE CHART:
Share Price Performance
11/5/99         11.44
                11.5
                11.13
                10.88
                11
                10.63
                10.69
                10.25
                10.63
                10.66
                10.38
                10.75
                11
                10.88
                10.88
                10.63
                10.63
                10.69
                10.75
                10.88
                11.31
                11.19
                10.88
                10.69
                10.94
                10.75
                10.56
                10.63
                10.5
                11
                11.06
                10.81
                10.81
                11.19
                11.44
                11.38
                11.13
                11.19
                11.25
                11.56
                11.38
                11.5
                11.69
                11.63
                11.38
                11.31
                11.38
                11.19
                11.25
                11.06
10/31/00        11.25

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Shareholder
           Meeting Report

The annual shareholder meeting was held on July 26, 2000, at the Northern Trust Bank, Chicago, Illinois.



                                                                                    NQI
------------------------------------------------------------------------------------------------------------------------------------

APPROVAL OF THE DIRECTORS WAS REACHED AS FOLLOWS:

                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
   For                              32,635,391            2,335             2,280             2,166            2,199           2,447
   Withhold                            405,881               --                 2                 1               --              17
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,041,272            2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------

Lawrence H. Brown
   For                              32,626,988            2,335             2,280             2,166            2,199           2,446
   Withhold                            414,284               --                 2                 1               --              18
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,041,272            2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------

 Anne E. Impellizzeri
   For                              32,609,382            2,335             2,280             2,166            2,199           2,446
   Withhold                            431,890               --                 2                 1               --              18
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,041,272            2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------

Peter R. Sawers
   For                              32,618,396            2,335             2,280             2,166            2,199           2,446
   Withhold                            422,876               --                 2                 1               --              18
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,041,272            2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------

Judith M. Stockdale
   For                              32,615,599            2,335             2,280             2,166            2,199           2,447
   Withhold                            425,673               --                 2                 1               --              17
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,041,272            2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------

William J. Schneider
   For                                   --               2,335             2,280             2,166            2,199           2,447
   Withhold                              --                  --                 2                 1               --              17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --               2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------

Timothy R. Schwertfeger
   For                                   --               2,335             2,280             2,166            2,199           2,447
   Withhold                              --                  --                 2                 1               --              17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --               2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------

 RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                              32,452,640            2,333             2,277             2,163            2,199           2,451
   Against                             150,765               --                --                --               --               1
   Abstain                             437,867                2                 5                 4               --              12
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,041,272            2,335             2,282             2,167            2,199           2,464
------------------------------------------------------------------------------------------------------------------------------------












                                                                                     NIO
------------------------------------------------------------------------------------------------------------------------------------

APPROVAL OF THE DIRECTORS WAS REACHED AS FOLLOWS:

                                                   Preferred  Preferred   Preferred   Preferred    Preferred    Preferred  Preferred
                                         Common       Shares     Shares      Shares      Shares       Shares       Shares     Shares
                                         Shares     Series-M   Series-T    Series-W   Series-W2   Series-TH1   Series-TH2   Series-F
------------------------------------------------------------------------------------------------------------------------------------

Robert P. Bremner
   For                               72,162,105        3,777      2,943       3,453       3,122        3,452        3,535      3,417
   Withhold                             891,959           10         15          31         --             1           --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             73,054,064        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------

Lawrence H. Brown
   For                               72,176,686        3,777      2,943       3,453       3,122        3,452        3,535      3,417
   Withhold                             877,378           10         15          31         --             1          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             73,054,064        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------

 Anne E. Impellizzeri
   For                               72,121,689        3,777      2,943       3,453       3,122        3,452        3,535      3,417
   Withhold                             932,375           10         15          31          --            1          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             73,054,064        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------

Peter R. Sawers
   For                               72,164,337        3,777      2,943       3,453       3,122        3,452        3,535      3,417
   Withhold                             889,727           10         15          31          --            1           --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             73,054,064        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------

Judith M. Stockdale
   For                               72,128,235        3,777      2,935       3,453       3,122        3,452        3,535      3,416
   Withhold                             925,829           10         23          31          --            1           --          1
------------------------------------------------------------------------------------------------------------------------------------
   Total                             73,054,064        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------

William J. Schneider
   For                                       --        3,777      2,943       3,453       3,122        3,452        3,535      3,417
   Withhold                                  --           10         15          31          --            1           --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------

Timothy R. Schwertfeger
   For                                       --        3,777      2,943       3,453       3,122        3,452        3,535      3,417
   Withhold                                  --           10         15          31          --            1           --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------

 RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                               71,997,742        3,781      2,941       3,464       3,122        3,452        3,534      3,371
   Against                              353,016           --         --           1          --           --           --         --
   Abstain                              703,306            6         17          19          --            1            1         46
------------------------------------------------------------------------------------------------------------------------------------
   Total                             73,054,064        3,787      2,958       3,484       3,122        3,453        3,535      3,417
------------------------------------------------------------------------------------------------------------------------------------















Shareholder Meeting Report (continued)
        The annual shareholder meeting was held on July 26, 2000, at the Northern Trust Bank, Chicago, Illinois.







                                                                                                      NIF
------------------------------------------------------------------------------------------------------------------------------------

APPROVAL OF THE DIRECTORS WAS REACHED AS FOLLOWS:
                                                                                          Preferred        Preferred       Preferred
                                                                           Common            Shares           Shares          Shares
                                                                           Shares          Series-W        Series-TH        Series-F
------------------------------------------------------------------------------------------------------------------------------------

Robert P. Bremner
   For                                                                 16,899,080               810            2,349           2,703
   Withhold                                                               166,642                24               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,065,722               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------

Lawrence H. Brown
   For                                                                 16,895,338               810            2,349           2,703
   Withhold                                                               170,384                24               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,065,722               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------

 Anne E. Impellizzeri
   For                                                                 16,890,831               810            2,349           2,703
   Withhold                                                               174,891                24               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,065,722               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------

Peter R. Sawers
   For                                                                 16,894,078               810            2,349           2,703
   Withhold                                                               171,644                24               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,065,722               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------

Judith M. Stockdale
   For                                                                 16,895,830               810            2,349           2,703
   Withhold                                                               169,892                24               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,065,722               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------

William J. Schneider
   For                                                                         --               810            2,349           2,703
   Withhold                                                                    --                24               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------

Timothy R. Schwertfeger
   For                                                                         --               810            2,349           2,703
   Withhold                                                                    --                24               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------

 RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                                                                 16,822,251               804            2,336           2,695
   Against                                                                 63,218                 6                3              --
   Abstain                                                                180,253                24               10               8
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,065,722               834            2,349           2,703
------------------------------------------------------------------------------------------------------------------------------------







                                                                                    NPX
------------------------------------------------------------------------------------------------------------------------------------

APPROVAL OF THE TRUSTEES WAS REACHED AS FOLLOWS:

                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
------------------------------------------------------------------------------------------------------------------------------------

Robert P. Bremner
   For                              33,834,011            1,941             1,423             1,779            1,653           2,079
   Withhold                            406,879                4                --                --                1               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,240,890            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

Lawrence H. Brown
   For                              33,831,861            1,941             1,423             1,779            1,653           2,079
   Withhold                            409,029                4                --                --                1               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,240,890            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

 Anne E. Impellizzeri
   For                              33,814,759            1,941             1,423             1,779            1,653           2,079
   Withhold                            426,131                4                --                --                1               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,240,890            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

Peter R. Sawers
   For                              33,834,023            1,941             1,423             1,779            1,653           2,079
   Withhold                            406,867                4                --                --                1               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,240,890            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

Judith M. Stockdale
   For                              33,808,390            1,941             1,423             1,779            1,653           2,079
   Withhold                            432,500                4                --                --                1               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,240,890            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

William J. Schneider
   For                                      --            1,941             1,423             1,779            1,653           2,079
   Withhold                                 --                4                --                --                1               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

Timothy R. Schwertfeger
   For                                      --            1,941             1,423             1,779            1,653           2,079
   Withhold                                 --                4                --                --                1               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

 RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                              33,797,352            1,945             1,423             1,660            1,652           2,082
   Against                             118,266               --                --                --                2              --
   Abstain                             325,272               --                --               119               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,240,890            1,945             1,423             1,779            1,654           2,082
------------------------------------------------------------------------------------------------------------------------------------

Report of
      INDEPENDENT AUDITORS




THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS
NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 as of October 31, 2000, and the related statements of operations, changes in net assets and the financial highlights for the years indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 at October 31, 2000, and the results of their operations, changes in their net assets and financial highlights for the years indicated therein in conformity with accounting principles generally accepted in the United States.



/s/Ernst &Young LLP



Chicago, Illinois
December 18, 2000

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) Portfolio of
                                       INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%
$       8,500   The Special Care Facilities Financing Authority of the City of              1/01 at 100          AAA   $   8,517,340
                 Birmingham, Alabama (Medical Center East),  Health Care Facility
                 Revenue Refunding Bonds, Series 1986, 7.250%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 4.8%

        5,000   Civic Improvement Corporation, Phoenix (Arizona), Wastewater                7/03 at 102          AAA       5,300,200
                 System Lease Revenue Bonds, Series 1993, 6.125%, 7/01/23
                 (Pre-refunded to 7/01/03)

       10,000   Industrial Development Authority of the County of Pima (Arizona),           7/01 at 102          AAA      10,331,400
                 Health Care System Revenue Bonds, Carondelet Health
                 Services, Inc. (St. Joseph's and St. Mary's Hospitals and Health
                 Centers Issue), Series 1991, 6.750%, 7/01/16

                Business Development Finance Corporation, Tucson (Arizona),
                Local Development Lease Revenue Refunding Bonds, Series 1992:
        3,020    6.250%, 7/01/08 (Pre-refunded to 7/01/02)                                  7/02 at 102          AAA       3,167,044
        6,980    6.250%, 7/01/08                                                            7/02 at 102          AAA       7,292,774

       15,250   City of Tucson, Arizona, Water System Revenue Bonds,                        7/01 at 102          AAA      15,825,383
                 Series 1991, 7.100%, 7/01/18 (Pre-refunded to 7/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 2.1%

        9,345   Arkansas Development Finance Authority, Single Family                       7/05 at 102          AAA       9,616,472
                 Mortgage Revenue Bonds, 1995 Series B (Mortgage-Backed
                 Securities Program), 6.700%, 7/01/27 (Alternative Minimum Tax)

                Pope County, Arkansas, Solid Waste Disposal Revenue Bonds,
                Series 1991 (Arkansas Power and Light Company Project):
        6,400    8.000%, 1/01/21 (Alternative Minimum Tax)                                  1/01 at 102         BBB+       6,544,640
        2,250    8.000%, 1/01/21 (Alternative Minimum Tax)                                  1/01 at 102          AAA       2,305,418


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 8.0%

        8,805   Alameda County Public Facilities Corporation, California,                   9/06 at 102          AAA       9,305,916
                 Certificates of Participation (1991 Financing Project),
                 6.000%, 9/01/21

       12,695   Antioch Area Public Facilities Financing Agency, Community                  8/02 at 102          AAA      12,346,141
                 Facilities District No. 1989-1, Special Tax Bonds, Series 1993,
                 5.000%, 8/01/18

       13,175   California Pollution Control Financing Authority, Pollution                 9/09 at 101          AAA      13,179,216
                 Control Refunding Revenue Bonds (Southern California
                 Edison Company), 1999 Series C, 5.450%, 9/01/29

        5,500   California Statewide Communities Development Authority,                     7/04 at 102          AAA       5,773,900
                 San Diego, California, Certificates of Participation, The Salk
                 Institute for Biological Studies, 6.200%, 7/01/24

       50,000   Foothill/Eastern Transportation Corridor Agency, California,            1/10 at 20 3/16          AAA       5,665,500
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/37

        5,000   Inland Empire Solid Waste Financing Authority, Revenue                      8/06 at 102          AAA       5,476,000
                 Bonds, 1996 Series B (Landfill Improvement Financing Project),
                 6.000%, 8/01/16 (Alternative Minimum Tax)

       11,270   Los Angeles County Metropolitan Transportation Authority,                   7/03 at 100          AAA      10,745,607
                 California, Proposition A Sales Tax Revenue Refunding Bonds,
                 Series 1993-A, 5.000%, 7/01/21

        6,760   Ontario Redevelopment Financing Authority (San Bernardino                   8/03 at 102          AAA       6,903,718
                 County, California) 1993 Revenue Bonds (Ontario
                 Redevelopment Project No. 1), 5.850%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.5%

          490   Adams County, Colorado, Single Family Revenue Refunding                     6/01 at 103          AAA         499,477
                 Bonds, 1991 Series A-2, 8.700%, 6/01/12

        5,630   E-470 Public Highway Authority, Arapahoe County,                            8/05 at 103          AAA       5,866,404
                 Colorado, Capital Improvement Trust Fund Highway
                 Revenue Bonds (E-470 Project), Vehicle Registration Fee
                 Bonds, 6.150%, 8/31/26

        4,500   Colorado Health Facilities Authority, Revenue Bonds,                        6/08 at 101          AAA       4,052,790
                 Series 1998 (Sisters of Charity of Leavenworth Health Services
                 Corporation), 5.000%, 12/01/25






                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO (continued)

$      29,250   City and County of Denver, Colorado, Airport System Revenue                11/08 at 101          AAA   $  25,991,843
                 Bonds, Series 1998B, 5.000%, 11/15/25
                 (Alternative Minimum Tax)

       60,000   E-470 Public Highway Authority (Colorado), Senior Revenue              9/10 at 31 13/32          AAA      10,504,200
                 Bonds, Series 2000A and Series 2000B, 0.000%, 9/01/28

          360   Jefferson County, Colorado, Single Family Revenue Refunding                 4/01 at 103          AAA         372,276
                 Bonds, Series 1991A, 8.875%, 10/01/13


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.8%

       17,000   Washington Convention Center Authority (Washington, D.C.),                 10/08 at 101          AAA      15,643,400
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.9%

        7,990   Florida Housing Finance Agency, Single Family Mortgage                      7/04 at 102          AAA       8,235,533
                 Revenue Bonds, 1994 Series B, 6.650%, 7/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 4.6%

                State of Hawaii, Airport System Revenue Bonds, Refunding
                Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax)                                  7/10 at 101          AAA       9,579,867
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax)                                  7/10 at 101          AAA       7,196,490

        6,130   Department of Budget and Finance of the State of Hawaii,                   12/02 at 102          AAA       6,346,144
                 Special Purpose Revenue Bonds (Hawaiian Electric Company,
                 Inc. and Subsidiaries Projects), Series 1992, 6.550%, 12/01/22
                 (Alternative Minimum Tax)

       16,180   Department of Budget and Finance of the State of Hawaii,                    5/06 at 101          AAA      16,850,176
                 Special Purpose Revenue Bonds (Hawaii Electric Company,
                 Inc. and Subsidiaries Project), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.3%

        5,000   Central Lake County Joint Action Water Agency, Illinois,                    5/01 at 102          AAA       5,164,100
                 Water Revenue Bonds, Series 1991, 7.000%, 5/01/20
                 (Pre-refunded to 5/01/01)

       10,000   City of Chicago (Illinois), General Obligation Bonds, Project               7/05 at 102          AAA      10,805,900
                 Series 1995, 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

       10,200   City of Chicago (Illinois), Chicago Midway Airport, Revenue                 1/09 at 101          AAA       9,049,440
                 Bonds, Series 1998B, 5.000%, 1/01/35

        6,000   City of Chicago (Illinois), Chicago-O'Hare International Airport,           1/05 at 102          AAA       6,402,840
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/12

        9,500   City of Chicago (Illinois), Chicago-O'Hare International Airport,           1/10 at 101          AAA       9,457,630
                 General Airport Second Lien Revenue  Refunding Bonds,
                 1999 Series, 5.500%, 1/01/15 (Alternative Minimum Tax)

        6,280   Public Building Commission of Chicago (Illinois), Building                  1/01 at 100          AAA       6,431,411
                 Revenue Bonds, Series A of 1990 (Board of Education of
                 the City of Chicago), 7.125%, 1/01/15

        6,825   Public Building Commission of Chicago (Illinois), Building                 12/03 at 102          AAA       7,185,770
                 Revenue Bonds, Series A of 1993 (Board of Education of
                 the City of Chicago), 5.750%, 12/01/18
                 (Pre-refunded to 12/01/03)

        8,165   Illinois Development Finance Authority, Revenue Bonds                       8/09 at 101          AAA       7,962,835
                  (Bradley University Project), Series 1999, 5.500%, 8/01/29

                Illinois Health Facilities Authority, Revenue Bonds, Series 1997A
                (Loyola University Health System):
        2,635    5.000%, 7/01/24 (Pre-refunded to 7/01/07)                                  7/07 at 101          AAA       2,705,802
        8,875    5.000%, 7/01/24                                                            7/07 at 101          AAA       8,014,036

       25,000   Illinois Health Facilities Authority, Revenue Bonds,                        2/10 at 101          AAA      25,093,250
                 Series 2000 (Iowa Health System), 5.875%, 2/15/30

          140   City of Moline, Illinois, City of Rock Island, Illinois, City               2/01 at 102          AAA         142,544
                 of Urbana, Illinois, Single Family Mortgage Revenue
                 Bonds (GNMA Mortgage-Backed Securities Program),
                 Series 1990, 8.050%, 8/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.9%

        6,000   Jasper County, Indiana, Collateralized Pollution Control                    7/01 at 102          AAA       6,204,180
                 Refunding Revenue Bonds (Northern Indiana Public Service
                 Company Project), Series 1991, 7.100%, 7/01/17

        4,230   City of Rockport, Indiana, Pollution Control Revenue Refunding              3/01 at 102          AAA       4,351,020
                 Bonds (Indiana Michigan Power Company Project), Series B,
                 7.600%, 3/01/16






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA (continued)

$      10,000   Hospital Authority of St. Joseph County (Indiana), Fixed                    8/01 at 102          AAA   $  10,397,300
                 Rate Hospital Revenue Refunding Bonds, Series 1991A
                 (Memorial Hospital of South Bend Project), 7.000%, 8/15/20
                 (Pre-refunded to 8/15/01)

        5,000   Hospital Authority of St. Joseph County (Indiana), Health                   2/08 at 101          AAA       4,120,250
                 System Bonds, Series 1998A (Memorial Health System),
                 4.625%, 8/15/28


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.0%

        5,305   Mason City, Iowa, Hospital Revenue Bonds (Sisters of                        8/01 at 102          AAA       5,515,768
                 Mercy Health Corporation), 1991 Series L, 7.000%, 8/15/21
                 (Pre-refunded to 8/15/01)

        3,460   Iowa City, Johnson County, Iowa, Sewer Revenue Bonds,                       7/09 at 100          Aaa       3,402,391
                 5.500%, 7/01/25


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.1%

                Kentucky Economic Development Finance Authority, Health
                System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
        6,345    0.000%, 10/01/27                                                          10/13 at 101          AAA       4,756,847
       18,185    0.000%, 10/01/28                                                          10/13 at 101          AAA      13,552,917


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

       13,170   City of New Orleans, Louisiana, General Obligation Refunding               10/05 at 101          AAA      13,686,659
                 Bonds, Series 1995, 6.200%, 10/01/21

        4,915   Orleans Levee District (A Political Subdivision of the State               12/05 at 103          AAA       5,162,470
                 of Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 2.4%

        8,000   Maine Health and Higher Educational Facilities Authority,                   7/09 at 101          AAA       8,153,840
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/29

       12,020   Maine State Housing Authority, Mortgage Purchase                            5/01 at 102          AAA      12,339,011
                 Bonds, 1991 Series A, 7.400%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.4%

       13,500   Massachusetts Turnpike Authority, Metropolitan Highway                      1/07 at 102          AAA      12,011,355
                 System Revenue Bonds, 1997 Series A (Senior), 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.2%

       15,500   Michigan State Hospital Finance Authority, Revenue and                      5/08 at 101          AAA      14,209,935
                 Refunding Bonds (St. John Health System), Series 1998A,
                 5.000%, 5/15/28

        4,750   Michigan Strategic Fund, Limited Obligation Refunding                       9/09 at 102          AAA       4,586,173
                 Revenue Bonds (The Detroit Edison Company Pollution
                 Control Bonds Project), Collateralized Series 1999A,
                 5.550%, 9/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.1%

          846   City of St. Louis Park, Minnesota, Single Family Residential                4/01 at 102          Aaa         865,060
                 Mortgage Revenue Refunding Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1991-A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.3%

        2,545   Wastewater Management District, Harrison County                            No Opt. Call          AAA       3,314,863
                 (Mississippi), Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991A, 8.500%, 2/01/13

        2,715   Wastewater Management District, Harrison County                            No Opt. Call          AAA       3,376,130
                 (Mississippi), Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991B, 7.750%, 2/01/14

        3,165   Mississippi Housing Finance Corporation, Single Family                      4/01 at 101          AAA       3,201,113
                 Mortgage Purchase Revenue Bonds, Series 1989 (GNMA
                 Mortgage-Backed Securities Program), 8.250%, 10/15/18
                 (Alternative Minimum Tax)

        8,700   Mississippi Home Corporation, Single Family Mortgage                        6/06 at 105          Aaa       9,760,530
                 Revenue Bonds, Series 1996C, 7.600%, 6/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.6%

        5,000   St. Louis Municipal Finance Corporation, City Justice                       2/06 at 102          AAA       5,182,900
                 Center, Leasehold Revenue Improvement Bonds,
                 Series 1996A (City of St. Louis, Missouri, Lessee),
                 6.000%, 2/15/19






                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 5.7%

$      38,450   Director of the State of Nevada, Department of Business                     1/10 at 100          AAA   $  36,296,800
                 and Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.375%, 1/01/40

       13,185   Washoe County, Nevada, Hospital Refunding Revenue Bonds                     6/04 at 102          AAA      13,437,361
                 (Washoe Medical Center, Inc. Project), Series 1994A,
                 6.000%, 6/01/19


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.5%

        3,750   New Jersey Health Care Facilities Financing Authority,                      7/04 at 102          AAA       4,029,675
                 Revenue Bonds, Monmouth Medical Center Issue, Series C,
                 6.250%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.5%

        5,000   City of Albuquerque, New Mexico, Airport Revenue Bonds,                     1/01 at 105          AAA       5,253,150
                 Series 1995A, 6.600%, 7/01/16 (Alternative Minimum Tax)

        6,000   City of Farmington, New Mexico, Pollution Control                           4/01 at 102           A+       6,170,160
                 Refunding Revenue Bonds (Southern California Edison
                 Company Four Corners Project), 1991 Series A,
                 7.200%, 4/01/21

        3,850   New Mexico Mortgage Finance Authority, Multifamily                          1/01 at 102          AAA       3,937,126
                 Housing Refunding Revenue Bonds, 1990 Series A
                 (Fannie Mae Collateralized), 7.625%, 1/01/24

        5,750   City of Santa Fe, New Mexico, Revenue Bonds, Series 1994A,                  6/04 at 100          AAA       6,079,993
                 6.300%, 6/01/24 (Pre-refunded to 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.6%

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
        2,000    8.000%, 3/15/11                                                        3/01 at 100 3/4          AAA       2,039,900
        6,000    7.250%, 3/15/19                                                        3/01 at 100 3/4          AAA       6,102,180

       17,700   New York City Housing Development Corporation,                              6/01 at 102          AAA      18,280,383
                 Multi-Unit Mortgage Refunding Bonds (FHA-Insured Mortgage
                 Loans), 1991 Series A, 7.250%, 6/01/19

       10,335   New York City Municipal Water Finance Authority, Water                      6/05 at 101          AAA      11,074,676
                 and Sewer System Revenue Bonds, Fiscal 1996 Series A,
                 6.000%, 6/15/25 (Pre-refunded to 6/15/05)

       11,760   Dormitory Authority of the State of New York, Court                         5/10 at 101          AAA      11,893,123
                 Facilities Lease Revenue Bonds (The City of New York Issue),
                 Series 1999, 5.750%, 5/15/30

                Dormitory Authority of the State of New York, The New York
                Hospital Medical Center of Queens, FHA-Insured Mortgage Hospital
                Revenue Bonds, Series 1999:
        4,400    5.550%, 8/15/29                                                            8/09 at 101          AAA       4,303,728
       10,000    5.600%, 2/15/39                                                            8/09 at 101          AAA       9,775,500

        7,000   New York State Energy Research and Development Authority,                   7/05 at 102           A+       7,196,980
                 Facilities Refunding Revenue Bonds, Series 1995 A (Consolidated
                 Edison Company of New York, Inc. Project), 6.100%, 8/15/20

       11,950   New York State Finance Agency, Housing Project Mortgage                     5/06 at 102          AAA      12,241,819
                 Revenue Bonds, 1996 Series A Refunding, 6.125%, 11/01/20

        4,200   State of New York Mortgage Agency, Homeowner Mortgage                      10/09 at 100          AAA       4,165,812
                 Revenue Bonds, Series 82, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

       12,000   New York State Medical Care Facilities Finance Agency,                      2/05 at 102          AAA      13,336,080
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.900%, 8/15/34 (Pre-refunded to 2/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%

       13,720   North Carolina Medical Care Commission, Hospital Revenue                   12/08 at 101          AAA      11,815,527
                 Bonds (Pitt County Memorial Hospital), Series 1998A,
                 4.750%, 12/01/28

        2,360   North Carolina Medical Care Commission, Hospital Revenue                   12/08 at 101          AAA       2,011,475
                 Bonds (Pitt County Memorial Hospital), Series 1998B,
                 4.750%, 12/01/28


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 2.5%

       21,075   Mercer County, North Dakota, Pollution Control Refunding                    1/05 at 102          AAA      21,778,062
                 Revenue Bonds, Second 1995 Series (Basin Electric Power
                 Cooperative - Antelope Valley Unit 1 and Common Facilities),
                 6.050%, 1/01/19






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 0.6%

$       5,000   County of Lorain, Ohio, Health Facilities Revenue Bonds,                    9/09 at 102          AAA   $   4,869,200
                 Series 1999A (Catholic Healthcare Partners), 5.500%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.1%

          785   Oklahoma Housing Finance Agency, Single Family Mortgage                     3/01 at 102          AAA         801,885
                 Revenue Bonds, 1991 Series A, 7.200%, 3/01/11


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.4%

        4,000   Oregon Health Sciences University, Insured Revenue Bonds,                   7/06 at 102          AAA       3,749,240
                 1995 Series B, 5.250%, 7/01/25


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.9%

        7,000   County of Allegheny, Pennsylvania, Airport Revenue Refunding                1/08 at 101          AAA       6,763,050
                 Bonds, Series 1997A (Pittsburgh International Airport),
                 5.250%, 1/01/16 (Alternative Minimum Tax)

        7,250   Lehigh County Industrial Development Authority,                             8/05 at 102          AAA       7,494,688
                 Pollution Control Revenue Refunding Bonds, 1995 Series A
                 (Pennsylvania Power and Light Company Project),
                 6.150%, 8/01/29

       14,190   City of Philadelphia, Pennsylvania, Water and Sewer                         8/01 at 102          AAA      14,743,552
                 Revenue Bonds, Sixteenth Series, 7.000%, 8/01/21
                 (Pre-refunded to 8/01/01)

        5,000   Health Care Facilities Authority of Sayre (Pennsylvania),                   3/01 at 102          AAA       5,135,750
                 Revenue Bonds, Series 1991A (Guthrie Healthcare System),
                 7.100%, 3/01/17


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.1%

       12,500   Rhode Island Depositors Economic Protection Corporation,                    8/01 at 102          AAA      13,032,250
                 Special Obligation Bonds, 1991 Series A, 7.500%, 8/01/14
                 (Pre-refunded to 8/01/01)

        5,050   Rhode Island Port Authority and Economic Development                        7/04 at 102          AAA       5,271,746
                 Corporation, Airport Revenue Bonds, 1994 Series A,
                 6.625%, 7/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

        4,180   The Health and Educational Facilities Board of the City of                  1/09 at 101          AAA       3,976,768
                 Johnson, Tennessee, Hospital Revenue Refunding and
                 Improvement Bonds, Series 1998C (Johnson City Medical
                 Center Hospital), 5.250%, 7/01/28

        5,170   The Health, Educational and Housing Facilities Board of                     2/03 at 102          AAA       5,280,586
                 the County of Sullivan, Tennessee, Hospital Revenue Bonds,
                 Series 1993 (Holston Valley Health Care, Inc.), 5.750%, 2/15/13


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.4%

        8,000   Abilene Health Facilities Development Corporation (Texas),                  9/05 at 102          AAA       8,204,720
                 Hospital Revenue Refunding and Improvement Bonds (Hendrick
                 Medical Center Project), Series 1995C, 6.150%, 9/01/25

                Harris County Hospital District, Texas, Refunding Revenue
                Bonds, Series 1990:
        2,350    7.500%, 2/15/03                                                           No Opt. Call          AAA       2,469,767
        2,100    7.400%, 2/15/10                                                           No Opt. Call          AAA       2,367,540
        2,900    7.400%, 2/15/10                                                           No Opt. Call          AAA       3,314,410

                City of Houston, Texas, Airport System Subordinate Lien
                Revenue Bonds, Series 2000A:
        4,685    5.500%, 7/01/19 (Alternative Minimum Tax) (WI, settling 11/15/00)          7/10 at 100          AAA       4,580,431
        4,000    5.625%, 7/01/20 (Alternative Minimum Tax) (WI, settling 11/15/00)          7/10 at 100          AAA       3,961,640
        4,410    5.625%, 7/01/21 (Alternative Minimum Tax) (WI, settling 11/15/00)          7/10 at 100          AAA       4,356,066
        9,000    5.625%, 7/01/30 (Alternative Minimum Tax) (WI, settling 11/15/00)          7/10 at 100          AAA       8,746,470

       12,500   City of Houston, Texas, Airport System Subordinate Lien Revenue             7/10 at 100          AAA      12,204,250
                 Bonds, Series 2000B, 5.500%, 7/01/30 (WI, settling 11/15/00)

        5,000   Matagorda County Navigation, District Number One (Texas),                   1/01 at 102          AAA       5,041,150
                 Pollution Control Revenue Refunding Bonds (Central Power
                 and Light Company Project), Series 1995, 6.100%, 7/01/28


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

          755   Intermountain Power Agency (Utah), Power Supply Revenue                     7/03 at 100           A+         687,261
                 Refunding Bonds, 1993 Series A, 5.000%, 7/01/23

        6,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds                     11/00 at 100          AAA       6,720,720
                  (IHC Hospitals, Inc.), Series 1988A, 8.000%, 5/15/07






                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 1.6%

                Public Utility District No. 1 of Chelan County, Washington,
                Chelan Hydro Consolidated System Revenue Bonds, Series 1998A:
$       8,800    5.250%, 7/01/33 (Alternative Minimum Tax)                                  7/08 at 102          AAA   $   7,957,400
        1,350    5.250%, 7/01/33 (Alternative Minimum Tax) (Optional put 7/01/30)           7/08 at 102          AAA       1,216,363

        5,125   Municipality of Metropolitan Seattle, Washington, Sewer                     1/03 at 102          AAA       4,977,910
                 Refunding Revenue Bonds, Series Z, 5.500%, 1/01/33


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.4%

       12,845   West Virginia Water Development Authority, Infrastructure                  10/10 at 100          AAA      12,434,470
                 Revenue Bonds (West Virginia Infrastructure and Jobs
                 Development Council Program), 2000 Series A,
                 5.500%, 10/01/39 (DD, settling 11/01/00)
------------------------------------------------------------------------------------------------------------------------------------

$     965,666   Total Investments (cost $838,780,984) - 100.1%                                                           867,580,332
=============-----------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - (0.1)%                                                                    (459,934)
                 -------------------------------------------------------------------------------------------------------------------

                 Net Assets - 100%                                                                                     $ 867,120,398
                 ===================================================================================================================


                All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
            * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
          (DD)  Security purchased on a delayed delivery basis.
          (WI)  Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                     Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
                            Portfolio of INVESTMENTS October 31, 2000


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 5.9%

$       3,850   Alabama Housing Finance Authority, Multifamily Housing                      7/05 at 103          Aaa   $   4,000,805
                 Revenue Refunding Bonds (GNMA Collateralized -
                 Royal Hills), 1995 Series F, 6.500%, 7/20/30

       11,000   The Special Care Facilities Financing Authority of the                      5/05 at 102          AAA      11,100,540
                 City of Birmingham (Alabama), Baptist Medical Centers,
                 Revenue Bonds, Series 1995-B (Baptist Health System, Inc.),
                 5.875%, 11/15/20

                The Special Care Facilities Financing Authority of the City of
                Birmingham (Alabama), Baptist Medical Centers, Revenue Bonds,
                Series 1996-A (Baptist Health System, Inc.):
        7,465    5.875%, 11/15/19                                                          11/06 at 102          AAA       7,564,882
        1,750    5.875%, 11/15/26                                                                at 102          AAA       1,762,198

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 1999-A:
       48,355    5.000%, 2/01/33                                                            2/09 at 101          AAA      43,297,067
       29,860    5.750%, 2/01/38                                                            2/09 at 101          AAA      29,937,337
        8,750    5.125%, 2/01/39                                                            2/09 at 101          AAA       7,900,725

        4,250   County Board of Education of Shelby, Alabama, Capital                       2/05 at 102          AAA       4,381,580
                 Outlay Refunding School Warrants, Series 1995,
                 5.875%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 4.5%

                Alaska Housing Finance Corporation, General Mortgage
                Revenue Bonds, 1999 Series A:
       24,110    6.050%, 6/01/35                                                            6/09 at 100          AAA      24,536,024
       11,500    6.050%, 6/01/39                                                            6/09 at 100          AAA      11,694,695

       10,450   Alaska State Housing Finance Corporation, Governmental                     12/05 at 102          AAA      10,450,627
                 Purpose Bonds, 1995 Series A, 5.875%, 12/01/30

                Alaska Housing Finance Corporation, Collateralized Bonds,
                1999A First Series (Veterans Mortgage Program):
       20,520    6.250%, 6/01/39 (Alternative Minimum Tax)                                 12/09 at 100          AAA      21,023,971
        4,060    6.150%, 6/01/39                                                           12/09 at 100          AAA       4,160,160

        5,750   Alaska Student Loan Corporation, Student Loan Revenue                       7/07 at 100          AAA       5,864,138
                 Bonds, 1997 Series A, 5.350%, 7/01/08
                 (Alternative Minimum Tax)

       10,000   North Slope Borough, Alaska, General Obligation Bonds,                     No Opt. Call          AAA       6,122,700
                  Series 2000B, 0.000%, 6/30/10


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.6%

        9,920   The Industrial Development Authority of the County of                       1/02 at 103          AAA      10,439,907
                 Pima (Arizona), Industrial Development Lease Obligation
                 Refunding Revenue Bonds, 1988 Series A (Irvington Project),
                 7.250%, 7/15/10


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.5%

        8,985   Arkansas Development Finance Authority, Single Family                       9/01 at 102          AAA       9,253,562
                 Mortgage Revenue Bonds, 1990 Series A, (GNMA-Backed
                 Securities Program), 7.400%, 9/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.8%

                California Educational Facilities Authority, Revenue Bonds,
                Series 2000, Loyola Marymount University:
        8,435    0.000%, 10/01/27                                                       10/09 at 32 1/4          Aaa       1,602,903
        4,000    0.000%, 10/01/28                                                       10/09 at 30 1/4          Aaa         715,080

        6,135   California Housing Finance Agency, Insured Housing Revenue                  8/04 at 102          AAA       6,328,068
                 Bonds, 1994 Series C, 6.250%, 8/01/25

                California Health Facilities Financing Authority, Insured Health
                Facility Revenue Bonds, 1991 Series D (Catholic Healthcare
                West):
        9,000    6.500%, 7/01/16 (Pre-refunded to 7/01/01)                                  7/01 at 102          AAA       9,338,580
       14,000    6.650%, 7/01/21 (Pre-refunded to 7/01/01)                                  7/01 at 102          AAA      14,540,400







                             Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                1996 Series A:
$       2,470    7.550%, 11/01/26 (Alternative Minimum Tax)                                No Opt. Call          AAA   $   2,651,199
        2,025    7.750%, 5/01/27 (Alternative Minimum Tax)                                 No Opt. Call          AAA       2,190,665

        3,100   Campbell Union School District, Santa Clara County,                         8/04 at 102          AAA       3,385,355
                 California, 1994 General Obligation Bonds, Series A,
                 6.250%, 8/01/19 (Pre-refunded to 8/01/04)

        8,200   Castaic Lake Water Agency (California), Refunding Revenue                   8/04 at 102          AAA       8,823,036
                 Certificates of Participation (Water System Improvement
                 Projects), Series 1994A, 6.300%, 8/01/20

       11,000   East Bay Municipal Utility District (Alameda and Contra                     6/03 at 102          AAA      10,489,600
                 Costa Counties, California), Water System Subordinated
                 Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21

        5,500   Fallbrook Union High School District (San Diego County,                     9/04 at 102          AAA       6,014,470
                 California), 1994 General Obligation Bonds, Series A,
                 6.250%, 9/01/19 (Pre-refunded to 9/01/04)

        3,670   Midpeninsula Regional Open Space District Financing                     9/09 at 33 5/16          AAA         626,359
                 Authority, California, 1999 Revenue Bonds, 0.000%, 9/01/30

                Midpeninsula Regional Open Space District Financing
                Authority, California, 1999 Revenue Bonds, Second Issue:
        2,230    0.000%, 8/01/28                                                       8/08 at 29 11/32          AAA         404,879
        4,100    0.000%, 8/01/29                                                        8/08 at 27 9/16          AAA         698,763
        4,305    0.000%, 8/01/30                                                       8/08 at 25 25/32          AAA         686,045
        4,270    0.000%, 8/01/31                                                        8/08 at 24 7/32          AAA         638,664

        9,000   County of Orange, California, Refunding Recovery Bonds,                     6/05 at 102          AAA       9,397,350
                  1995 Series A, 5.750%, 6/01/15

       12,500   County of Orange, California, 1996 Recovery Certificates                    7/06 at 102          AAA      13,080,375
                 of Participation, Series A, 6.000%, 7/01/26

       19,300   Sacramento Power Authority, California, Cogeneration Project                7/06 at 102          AAA      20,495,442
                 Revenue Bonds, 1995 Series, 5.875%, 7/01/15

        6,500   City of Salinas, California, Housing Facility Refunding                     7/04 at 102          AAA       6,777,550
                 Revenue Bonds, Series 1994A (GNMA Collateralized -
                 Villa Serra Project), 6.600%, 7/20/30

       10,000   Airports Commission, City and County of San Francisco,                      5/06 at 101          AAA       9,885,200
                 California (San Francisco International Airport), Second
                 Series Revenue Bond, Issue 13B, 5.500%, 5/01/26
                 (Alternative Minimum Tax)

       66,685   San Joaquin Hills Transportation Corridor Agency (Orange                   No Opt. Call          AAA      21,700,633
                 County, California), Senior Lien Toll Road Revenue Bonds,
                 0.000%, 1/01/21

       13,450   San Joaquin Hills Transportation Corridor Agency                           No Opt. Call          AAA       2,917,709
                 (Orange County, California), Junior Lien Toll Road
                 Revenue Bonds, 0.000%, 1/01/28

       32,615   San Joaquin Hills Transportation Corridor Agency, Toll Road                 1/07 at 102          AAA      31,594,803
                 Refunding Revenue Bonds, Series 1997A, 5.250%, 1/15/30

       11,000   Santa Ana Financing Authority, Police Administration                       No Opt. Call          AAA      12,407,010
                 and Housing Facility Lease Revenue Bonds, Series 1994A,
                 6.250%, 7/01/24

        5,500   Santa Clara County Financing Authority, Lease Revenue                      11/04 at 102          AAA       6,136,130
                 Bonds (VMC Facility Replacement Project), 1994 Series A,
                 6.750%, 11/15/20 (Pre-refunded to 11/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.8%

                Board of Water Commissioners, City and County of Denver,
                Colorado, Certificates of Participation, Series 1991:
        8,390    6.625%, 11/15/11 (Pre-refunded to 11/15/01)                               11/01 at 101          AAA       8,663,598
        5,760    6.625%, 11/15/11                                                          11/01 at 101          AAA       5,934,931

       10,545   City and County of Denver, Colorado, Airport System                        11/06 at 101          AAA      10,396,632
                 Revenue Bonds, Series 1996D, 5.500%, 11/15/25

       35,995   E-470 Public Highway Authority (Colorado), Senior                          No Opt. Call          AAA       9,669,697
                 Revenue Bonds, Series 1997B, 0.000%, 9/01/23

       30,800   E-470 Public Highway Authority (Colorado), Senior                           9/10 at 102          AAA      31,068,268
                 Revenue Bonds, Series 2000A, 5.750%, 9/01/35

       11,800   E-470 Public Highway Authority (Colorado), Senior                      9/10 at 74 13/16          AAA       5,066,684
                 Revenue Bonds, Series 2000A and Series 2000B,
                 0.000%, 9/01/15





   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 0.1%

$       2,500   Health and Educational Facilities Authority, Connecticut,                   7/04 at 101          AAA   $   2,733,225
                 Revenue Bonds, Choate Rosemary Hall Issue, Series A,
                 7.000%, 7/01/25 (Pre-refunded to 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.6%

        6,000   District of Columbia, Hospital Improvement and Refunding                    7/02 at 102          AAA       6,167,580
                 Revenue Bonds (Children's Hospital Issue),
                 Series 1992A, 6.250%, 7/15/19

        4,820   District of Columbia Housing Finance Agency, Collateralized                12/01 at 102          AAA       4,962,817
                 Single Family Mortgage Revenue Bonds, Series 1990B,
                 7.100%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.5%

          799   Housing Finance Authority of Dade County (Florida), Single                 12/01 at 102          AAA         819,335
                 Family Mortgage Revenue Refunding Bonds,
                 1991 Series D, 6.950%, 12/15/12

        2,710   Escambia County Housing Finance Authority (Florida),                        4/05 at 102          AAA       2,845,256
                 Single Family Mortgage Revenue Bonds (Multi-County
                 Program), Series 1995, 6.950%, 10/01/27
                 (Alternative Minimum Tax)

        5,340   Florida Housing Finance Agency, Home Ownership Revenue                     No Opt. Call          AAA       5,934,609
                 Refunding Bonds, 1987 Series G1, 8.595%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.3%

        5,000   The Glynn-Brunswick Memorial Hospital Authority, Revenue                    8/06 at 102          AAA       5,035,950
                 Anticipation Certificates (Southeast Georgia Health Systems
                 Project), Series 1996, 5.250%, 8/01/13


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.4%

       24,250   Department of Budget and Finance of the State of Hawaii,                    5/06 at 101          AAA      25,254,435
                 Special Purpose Revenue Bonds (Hawaii Electric Company, Inc.
                 and Subsidiaries Project), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.5%

                Idaho Housing Agency, Single Family Mortgage Bonds,
                1994 Series B:
        2,570    6.750%, 7/01/22                                                           No Opt. Call          Aa1       2,774,906
        2,445    6.900%, 7/01/26 (Alternative Minimum Tax)                                 No Opt. Call          Aa1       2,602,629

        3,585   Idaho Housing Agency, Single Family Mortgage Bonds,                         1/05 at 102          Aaa       3,660,859
                 1995 Series B, 6.600%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 9.1%

        4,055   Central Lake County Joint Action Water Agency, Illinois,                    2/03 at 102          Aa2       4,135,897
                 General Obligation Water Refunding Bonds, Series 1992,
                 6.000%, 2/01/19

       10,000   City of Chicago (Illinois), General Obligation Adjustable Rate          7/02 at 101 1/2          AAA      10,528,400
                 Bonds, Central Public Library Project, Series C of 1988,
                 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

                City of Chicago (Illinois), Chicago Midway Airport,
                Revenue Bonds, Series 1998A:
       30,000    5.125%, 1/01/31 (Alternative Minimum Tax)                                  1/09 at 101          AAA      26,858,700
       12,750    5.125%, 1/01/35 (Alternative Minimum Tax)                                  1/09 at 101          AAA      11,327,610

                The County of Cook, Illinois, General Obligation Bonds,
                Series 1991:
       18,430    6.750%, 11/01/18 (Pre-refunded to 11/01/01)                               11/01 at 102          AAA      19,213,644
       26,475    6.250%, 11/01/21 (Pre-refunded to 11/01/01)                               11/01 at 102          AAA      27,472,578

                Board of Governors of State Colleges and Universities, Eastern
                Illinois University, Auxiliary Facilities System Revenue Bonds,
                Series 1989:
       12,355    0.000%, 10/01/09                                                      10/04 at 74 1/16          AAA       7,502,450
       16,470    0.000%, 4/01/16 (Pre-refunded to 10/01/04)                            10/04 at 47 1/16          AAA       6,445,370

       10,000   Illinois Development Finance Authority, Revenue Bonds                       5/08 at 101          AAA       9,710,000
                 (Provena Health), Series 1998A, 5.500%, 5/15/21

        2,095   Illinois Educational Facilities Authority, Revenue Bonds                   12/07 at 100          Aaa       2,089,008
                 (Robert Morris College), Series 2000, 5.820%, 6/01/30
                 (WI, settling 11/09/00)

        2,180   Illinois Educational Facilities Authority, Revenue Bonds                   10/10 at 101          AAA       2,171,018
                 (DePaul University), Series 2000, 5.500%, 10/01/19
                 (WI, settling 11/02/00)






                             Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$      20,000   Illinois Health Facilities Authority, Brokaw-Mennonite                      8/02 at 102          AAA   $  20,487,600
                 Association, Revenue Refunding Bonds, Series 1992
                 (BroMenn Healthcare), 6.250%, 8/15/18

        3,615   State of Illinois, Civic Center Bonds (Dedicated Tax Revenue),             12/00 at 102          AAA       3,698,217
                 Series 1990-A, 7.000%, 12/15/10

                Department of Central Management Services, Illinois Student
                Assistance Commission, Certificates of Participation:
        2,965    6.875%, 7/01/07 (Pre-refunded to 7/01/02)                                  7/02 at 102          AAA       3,136,614
        6,085    6.950%, 7/01/13 (Pre-refunded to 7/01/02)                                  7/02 at 102          AAA       6,444,137

        4,560   County of Macon, Illinois, Revenue Bonds, Millikin University,             10/05 at 100          AAA       4,898,899
                 Series 1995, 6.250%, 10/01/16

        5,000   Regional Transportation Authority, Cook, DuPage, Kane,                      6/04 at 102          AAA       5,445,650
                 Lake, McHenry and Will Counties, Illinois, General
                 Obligation Bonds, Series 1994D, 6.750%, 6/01/25
                 (Pre-refunded to 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.6%

       10,500   Hospital Authority of the City of Fort Wayne, Indiana,                     11/02 at 102        A+***      11,085,585
                 Revenue Bonds, Series 1992 (Parkview Memorial Hospital,
                 Inc. Project), 6.400%, 11/15/22 (Pre-refunded to 11/15/02)

       20,000   The Indianapolis Local Public Improvement Bond Bank                        No Opt. Call          AAA       4,128,200
                 (Indiana), Series 1999E, 0.000%, 2/01/28

       12,250   City of Lawrenceburg, Indiana, Pollution Control Revenue                    4/02 at 102          AAA      12,825,138
                 Refunding Bonds (Indiana Michigan Power Company
                 Project), Series D, 7.000%, 4/01/15

       12,950   Marion County Convention and Recreational Facilities                        6/01 at 102          AAA      13,401,696
                 Authority (Indiana), Excise Taxes Lease Rental Revenue
                 Bonds, Series 1991B, 7.000%, 6/01/21 (Pre-refunded to 6/01/01)

        9,545   New Prairie School Building Corporation (LaPonte and                        7/04 at 102          AAA      10,567,938
                 St. Joseph Counties, Indiana), First Mortgage Bonds,
                 Series 1994, 7.200%, 7/15/21 (Pre-refunded to 7/15/04)

       14,000   Holy Cross Health System Corporation, Indiana Hospital                     12/01 at 102          AAA      14,656,180
                 Revenue Bond Issues, Hospital Authority of Marshall County,
                 Hospital Revenue Refunding Bonds, Series 1991 (Holy Cross
                 Parkview Hospital, Inc.), 7.000%, 12/01/12
                 (Pre-refunded to 12/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.5%

        5,000   City of Davenport, Iowa, Hospital Facility Revenue                          7/02 at 102          AAA       5,237,650
                 Bonds (Mercy Hospital Project), Series 1992,
                 6.250%, 7/01/22 (Pre-refunded to 7/01/02)

        4,800   Iowa Finance Authority, Hospital Facilities Revenue Bonds,                  7/08 at 102          AAA       4,353,696
                 Series 1998A (Iowa Health System), 5.125%, 1/01/28


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

        1,350   Sedgwick County, Kansas, and Shawnee County,                                6/01 at 103          Aaa       1,389,987
                 Kansas, GNMA Collateralized Mortgage Revenue Bonds,
                 Senior 1991 Series A, 7.300%, 12/01/12

        5,000   University of Kansas Hospital Authority, Health Facilities                  9/09 at 100          AAA       4,967,900
                 Revenue Bonds (KU Health System), Series 1999A,
                 5.650%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.3%

       10,000   City of Danville, Kentucky, Multi-City Lease Revenue Bonds                  3/02 at 102          AAA      10,498,500
                 (Louisville and Jefferson County Metropolitan Sewer
                 District - Sewer and Drainage System Revenue Project),
                 Series 1991-G, 6.800%, 3/01/19 (Pre-refunded to 3/01/02)

       53,000   Capital Projects Corporation, Jefferson County, Kentucky,              2/01 at 24 11/16          AAA      12,909,210
                 Lease Revenue Bonds, Series 1989B, 0.000%, 8/15/19
                 (Pre-refunded to 2/15/01)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.3%

        5,000   Parish of De Soto, State of Louisiana, Pollution Control                    9/09 at 102          AAA       5,079,650
                 Revenue Refunding Bonds (Cleco Utility Group Inc. Project),
                 Series 1999, 5.875%, 9/01/29

       15,650   Louisiana Public Facilities Authority, Hospital Revenue                     5/02 at 102          AAA      16,496,039
                 Refunding Bonds (Southern Baptist Hospital Project),
                 Series 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)

        5,340   City of New Orleans, Louisiana, Public Improvement Bonds,                   9/02 at 100          AAA       5,581,048
                 Issue of 1992, 7.000%, 9/01/19 (Pre-refunded to 9/01/02)

        8,385   Orleans Levee District (A Political Subdivision of the State               12/05 at 103          AAA       8,807,185
                 of Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/15






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA (continued)

$       3,000   Parish of St. Charles, State of Louisiana, Pollution Control                6/01 at 102          AAA   $   3,101,160
                 Revenue Bonds (Louisiana Power and Light Company
                 Project), Series 1991, 7.500%, 6/01/21
                 (Alternative Minimum Tax)

        3,500   Hospital Service District No. 1 of the Parish of Tangipahoa,                2/04 at 102          AAA       3,607,485
                 State of Louisiana, Hospital Revenue Bonds,
                 Series 1994, 6.250%, 2/01/24


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.5%

        8,520   Maine Health and Higher Educational Facilities Authority,                   7/01 at 102          AAA       8,700,709
                 Revenue Bonds, Series 1991, 6.375%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.5%

        6,000   Massachusetts Health and Educational Facilities Authority,                  7/01 at 102          AAA       6,213,600
                 Revenue Bonds, Brigham and Women's Hospital Issue,
                 Series D, 6.750%, 7/01/24 (Pre-refunded to 7/01/01)

       10,500   Massachusetts Health and Educational Facilities Authority,                  7/02 at 102          AAA      10,952,655
                 Revenue Bonds, New England Medical Center Hospitals
                 Issue, Series F, 6.625%, 7/01/25

        6,745   Massachusetts Housing Finance Agency, Housing Development                   6/08 at 101          AAA       6,567,741
                 Bonds, 1998 Series A, 5.375%, 6/01/16 (Alternative Minimum Tax)

        8,400   Massachusetts Health and Educational Facilities Authority,                 10/05 at 102          AAA       8,798,244
                 Revenue Bonds, Berkshire Health Systems Issue,
                 Series D, 6.000%, 10/01/13

        6,685   Massachusetts Health and Educational Facilities Authority,                  7/08 at 102          AAA       6,132,084
                 Revenue Bonds, Caregroup Issue, Series A, 5.000%, 7/01/18

       22,000   Massachusetts Health and Educational Facilities Authority,                  7/08 at 101          AAA      19,336,460
                 Revenue Bonds, Boston Medical Center Issue, Series A,
                 5.000%, 7/01/29

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series D:
        2,890    6.500%, 7/01/22 (Pre-refunded to 7/01/02)                                  7/02 at 102          AAA       3,041,725
        2,960    6.500%, 7/01/22                                                            7/02 at 102          AAA       3,081,745

        4,865   Massachusetts Housing Finance Agency, Housing Revenue                      12/05 at 102          AAA       4,996,793
                 Refunding Bonds, 1995 Series A, 6.100%, 12/01/16

       58,350   Massachusetts Turnpike Authority, Metropolitan Highway                      1/07 at 102          AAA      51,915,746
                 System Revenue Bonds, 1997 Series A (Senior),
                 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 7.1%

       11,245   The Economic Development Corporation of the City of                         5/01 at 102          AAA      11,575,715
                 Detroit, Resource Recovery Revenue Bonds, Series 1991A,
                 6.875%, 5/01/09 (Alternative Minimum Tax)

       20,300   City of Detroit, Michigan, Sewage Disposal System Revenue                   7/01 at 102          AAA      20,997,914
                 Bonds, Series 1991, 6.625%, 7/01/21 (Pre-refunded to 7/01/01)

                City of Detroit, Michigan, Sewage Disposal System Revenue
                Bonds, Series 1999-A:
       15,825    5.750%, 7/01/26                                                            1/10 at 101          AAA      16,025,345
       20,000    5.875%, 7/01/27                                                            1/10 at 101          AAA      20,500,400

       13,500   City of Detroit, Michigan, Water Supply System Revenue                      7/04 at 102          AAA      12,474,270
                  and Revenue Refunding Bonds, Series 1993, 5.000%, 7/01/23

       18,700   City of Detroit, Michigan, Water Supply System Revenue                      7/07 at 101          AAA      17,154,445
                 (Senior Lien) Bonds, Series 1997-A, 5.000%, 7/01/27

        8,000   Gaylord Community Schools, Counties of Otsego and Antrim,                5/07 at 37 3/4          AAA       2,203,120
                 State of Michigan, 1992 School Building and Site and
                 Refunding Bonds, 0.000%, 5/01/21 (Pre-refunded to 5/01/07)

        8,500   County of Jackson Hospital Finance Authority, Hospital                      6/03 at 102          AAA       7,956,680
                 Revenue Refunding Bonds (W. A. Foote Memorial Hospital,
                 Jackson Michigan), Series 1993A, 5.250%, 6/01/23

       10,000   Michigan Strategic Fund, Limited Obligation Refunding                      12/01 at 102          AAA      10,395,700
                 Revenue Bonds (The Detroit Edison Company Pollution
                 Control Bonds Project), Collateralized Series 1991DD,
                 6.875%, 12/01/21

       27,000   Okemos Public School, County of Ingham, State of Michigan,             5/06 at 34 17/32          AAA       7,161,750
                 1991 School Building and Site Bonds, Series I,
                 0.000%, 5/01/21 (Pre-refunded to 5/01/06)

        6,125   Western Townships Utilities Authority, Sewage Disposal                      1/02 at 100          AAA       6,247,868
                  System Refunding Bonds, Series 1991, 6.500%, 1/01/19






                             Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 0.6%

$       5,185   Minnesota Housing Finance Agency, Single Family Mortgage                    1/04 at 102          AA+   $   5,383,223
                 Bonds, 1994 Series M, 6.700%, 7/01/26 (Alternative Minimum Tax)

        4,755   Minnesota Housing Finance Agency, Single Family Mortgage                    7/02 at 102          AA+       4,888,901
                 Bonds, 1992 Series E, 6.850%, 1/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.2%

        3,615   Missouri Housing Development Commission, Single Family                      1/02 at 102          AAA       3,730,427
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 1991 Series C, 6.900%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.5%

       26,000   City of Forsyth, Rosebud County, Montana, Pollution                         3/02 at 102          AAA      27,113,580
                 Control Revenue Refunding Bonds (Puget Sound Power and
                 Light Company Colstrip Project), Series 1992, 6.800%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.1%

       11,000   Clark County, Nevada, Las Vegas-McCarran International                      7/02 at 102          AAA      11,486,420
                 Airport Passenger Facility Charge Revenue Bonds,
                 1992 Series A, 6.000%, 7/01/22 (Pre-refunded to 7/01/02)

                Director of the State of Nevada, Department of Business and
                Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                Series 2000:
       15,000    5.625%, 1/01/34 (DD, settling 11/01/00)                                    1/10 at 102          AAA      14,842,950
        5,000    5.375%, 1/01/40                                                            1/10 at 100          AAA       4,720,000

        4,285   Nevada Housing Division, Single Family Program Bonds ,                      4/04 at 102          Aa2       4,378,242
                 (Senior), 1994 Issue B-1, 6.700% 10/01/17

        3,310   Nevada Housing Division, Single Family Mortgage Bonds                       4/04 at 102          Aa2       3,411,783
                 (Senior), 1994 Series B-2, 6.950%, 10/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%

        4,950   New Hampshire Higher Educational and Health Facilities                      1/03 at 102          AAA       5,083,007
                 Authority, Hospital Revenue Bonds, Lakes Region Hospital
                 Association Issue, Series 1993, 5.750%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 4.2%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
       11,095    5.000%, 12/01/18                                                           6/08 at 101          AAA      10,482,223
        8,685    5.300%, 12/01/19                                                           6/08 at 101          AAA       8,506,002

        8,265   The City of New York, New York, General Obligation Bonds,               8/02 at 101 1/2          AAA       8,653,290
                 Fiscal 1992 Series C, 6.250%, 8/01/10 (Pre-refunded to 8/01/02)

       10,000   New York City Municipal Water Finance Authority,                            6/06 at 101          AAA      10,089,600
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1994
                Series 2:
        3,000    6.250%, 7/01/19 (Pre-refunded to 7/01/04)                                  7/04 at 100          AAA       3,187,380
        6,400    6.750%, 7/01/24 (Pre-refunded to 7/01/04)                                  7/04 at 102          AAA       7,016,192

        9,000   Dormitory Authority of the State of New York, The New York                  8/09 at 101          AAA       8,681,940
                 Hospital Medical Center of Queens, FHA-Insured Mortgage
                 Hospital Revenue Bonds, Series 1999, 5.250%, 8/01/19

        5,000   New York State Urban Development Corporation, Correctional                  1/07 at 102          AAA       5,027,100
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27

       15,600   Port Authority of New York and New Jersey, Consolidated                     1/05 at 101          AAA      16,522,116
                 Revenue Bonds, Ninety-Seventh Series, 6.650%, 1/15/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.5%

       45,000   City of Charlotte, North Carolina, Certificates of Participation,          12/01 at 102          AAA      47,011,050
                 Series 1991 (Convention Facility Project), 6.750%, 12/01/21
                 (Pre-refunded to 12/01/01)





   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 4.0%

$      12,550   City of Cleveland, Ohio, Waterworks Improvement First                       1/02 at 102          AAA   $  13,084,881
                 Mortgage Revenue Bonds, Series F, 1992A, 6.500%, 1/01/21
                 (Pre-refunded to 1/01/02)

        9,000   County of Lucas, Ohio, Hospital Improvement Revenue Bonds,                  8/02 at 102          AAA       9,465,930
                 Series 1992 (St. Vincent Medical Center), 6.625%, 8/15/22

       21,100   County of Lucas, Ohio, Hospital Revenue Bonds, Series 1999                 11/09 at 101          AAA      19,824,083
                 (ProMedica Healthcare Obligated Group), 5.375%, 11/15/39

        2,000   Mansfield, Ohio, Hospital Improvement Revenue Bonds,                        6/02 at 102          AAA       2,086,820
                 Series 1991 (Mansfield General Hospital Project),
                 6.700%, 12/01/09 (Pre-refunded to 6/01/02)

        8,090   Ohio Housing Finance Agency, Residential Mortgage                           3/05 at 102          Aaa       8,423,551
                 Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 1995 Series A-2, 6.625%, 3/01/26
                 (Alternative Minimum Tax)

       13,750   Ohio Air Quality Development Authority, Air Quality                        10/04 at 102          AAA      14,234,138
                 Development Revenue Refunding Bonds (JMG Funding
                 Limited Partnership Project), Series 1994, 6.375%, 1/01/29
                 (Alternative Minimum Tax)

        8,000   Ohio Air Quality Development Authority, Air Quality                        10/04 at 102          AAA       8,281,680
                 Development Revenue Refunding Bonds (JMG Funding,
                 Limited Partnership Project), Series 1994, 6.375%, 4/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.6%

          395   Oklahoma Housing Finance Agency, Single Family Mortgage                     3/01 at 102          AAA         403,074
                 Revenue Bonds, 1991 Series A, 7.150%, 3/01/07

       24,965   Oklahoma Housing Finance Agency, GNMA Collateralized                       No Opt. Call          AAA      27,553,122
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        1,030   Tulsa County Home Finance Authority, GNMA Collateralized                   12/01 at 102          AAA       1,056,162
                 Mortgage Revenue Bonds, Series 1991C, 7.100%, 6/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.2%

        4,300   State of Oregon, Housing and Community Services Department,                 7/05 at 102          Aa2       4,452,306
                 Mortgage Revenue Bonds (Single-Family Mortgage Program),
                 1995 Series A, 6.450%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.0%

       14,700   County of Allegheny, Pennsylvania, Airport Revenue Bonds,                   1/02 at 102          AAA      15,185,100
                 Series 1992A and 1992B (Greater Pittsburgh International
                 Airport), 6.625%, 1/01/22 (Alternative Minimum Tax)

        7,000   Industrial Development Authority, Beaver County (Pennsylvania),             9/01 at 102          AAA       7,265,090
                 Pollution Control Revenue Refunding Bonds, 1991 Series A
                 (Pennsylvania Power Company, Mansfield Project),
                 7.150%, 9/01/21

       24,800   Butler County Hospital Authority (Pennsylvania), Hospital                   6/01 at 102          AAA      25,660,560
                 Revenue Bonds, Series 1991A (North Hills Passavant
                 Hospital), 7.000%, 6/01/22 (Pre-refunded to 6/01/01)

                Delaware County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds, 1991 Series A (Philadelphia
                Electric Company Project):
        5,000    7.375%, 4/01/21                                                            4/01 at 102            A       5,139,600
        5,000    7.375%, 4/01/21                                                            4/01 at 102          AAA       5,149,600

       10,000   The Harrisburg Authority (Dauphin County, Pennsylvania),                    6/01 at 101          AAA      10,229,900
                 Commonwealth of Pennsylvania Lease Bonds, Series of 1991,
                 6.625%, 6/01/13 (Pre-refunded to 6/01/01)

        7,120   General Purpose Authority, Lehigh County, Pennsylvania,                     7/04 at 102          AAA       7,655,994
                 Hospital Revenue Bonds (Lehigh Valley Hospital, Inc.),
                 Series A of 1994, 6.250%, 7/01/22 (Pre-refunded to 7/01/04)

        8,950   Montgomery County Industrial Development Authority,                         6/02 at 102          AAA       9,334,492
                 Pollution Control Revenue Refunding Bonds, 1992 Series A
                 (Philadelphia Electric Company Project), 6.625%, 6/01/22

        7,000   Harristown Development Corporation, Commonwealth of                        11/01 at 102          AAA       7,242,270
                 Pennsylvania, Certificates of Participation, 6.250%, 5/01/16


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 3.4%

       38,650   The Convention Center Authority (Rhode Island), Revenue                     5/01 at 102          AAA      39,879,843
                 Bonds, 1991 Series A, 6.700%, 5/15/20 (Pre-refunded to 5/15/01)

        2,195   Providence Housing Development Corporation (Rhode Island),                  7/04 at 102          AAA       2,283,524
                 Mortgage Revenue Refunding Bonds, Series 1994A
                 (FHA-Insured Mortgage Loan - Barbara Jordan Apartments
                 Project), 6.750%, 7/01/25








                             Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND (continued)

$      20,475   Rhode Island Depositors Economic Protection Corporation,                    2/11 at 100          AAA   $  21,187,325
                 Special Obligation Refunding Bonds, 1992 Series B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.8%

       22,000   Piedmont Municipal Power Agency (South Carolina),                          No Opt. Call          AAA      11,365,866
                 Electric Revenue Bonds, 1988 Refunding Series,
                 0.000%, 1/01/13

                South Carolina Jobs-Economic Development Authority, Hospital
                Facilities Revenue Bonds, Series 1995, (Oconee Memorial
                Hospital, Inc.):
        3,000    6.150%, 3/01/15                                                            3/05 at 102          AAA       3,131,640
          600    6.150%, 3/01/25                                                            3/05 at 102          AAA         614,418


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.4%

        7,500   Metropolitan Nashville Airport Authority (Tennessee),                       7/01 at 102          AAA       7,740,000
                 Airport Improvement Revenue Bonds, Refunding Series 1991C,
                 6.600%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 4.0%

        9,500   Coastal Bend Health Facilities Development Corporation                     11/02 at 102          AAA       9,964,170
                 (Texas), Incarnate Word Health Services Revenue Bonds,
                 Series 1993-A, 6.000%, 11/15/22

       11,460   Dallas County Utility and Reclamation District, Texas,                      2/05 at 100          AAA      11,575,402
                 Unlimited Tax Refunding Bonds, Series 1999B,
                 5.875%, 2/15/29

                Harris County, Texas, Toll Road Senior Lien Revenue
                Bonds, Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09)                             8/09 at 53 27/32          AAA       3,133,800
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09)                               8/09 at 50 1/4          AAA      12,676,560
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09)                             8/09 at 46 29/32          AAA       2,208,970
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09)                             8/09 at 43 25/32          AAA       1,440,377

                City of Houston, Texas, Water and Sewer System, Junior Lien
                Revenue Refunding Bonds, Series 1991C:
          880    6.375%, 12/01/17 (Pre-refunded to 12/01/01)                               12/01 at 102          AAA         915,781
       13,280    6.375%, 12/01/17                                                          12/01 at 102          AAA      13,779,195

        6,500   Health Facilities Development Corporation, Tarrant County,                  2/08 at 101          AAA       5,539,300
                 Texas, Health Resources System Revenue Bonds,
                 Series 1997A, 5.000%, 2/15/26

       13,880   Texas Department of Housing and Community Affairs,                          9/06 at 102          AAA      14,153,714
                 Single Family Mortgage Revenue Bonds, 1996 Series D,
                 6.250%, 9/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.4%

        5,940   Utah Housing Finance Agency, Multifamily Housing Refunding                  1/02 at 102          AAA       6,193,222
                 Bonds, 1992 Issue A (FHA-Insured Mortgage Loans),
                 7.400%, 7/01/24

        1,365   Utah Housing Finance Agency, Single Family Mortgage                         7/04 at 102          Aaa       1,395,044
                 Bonds, 1994 Issue D (Federally Insured or Guaranteed
                 Mortgage Loans), 6.750%, 1/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.2%

        3,195   Kitsap County, Washington, Limited Tax General Obligation                   7/10 at 100          AAA       3,154,392
                 Bonds, Series 2000, 5.500%, 7/01/25

        4,250   Public Utility District No. 1 of Snohomish County, Washington,              1/02 at 102          AAA       4,840,070
                 Generation System Revenue Bonds, Series 1989,
                 6.650%, 1/01/16

       19,750   Washington Health Care Facilities Authority, Revenue Bonds,                12/00 at 101          AAA      20,182,130
                 Series 1989 (Group Health Cooperative of Puget Sound,
                 Seattle), 7.200%, 12/01/15

        4,100   Washington Public Power Supply System, Nuclear Project                      7/02 at 102          Aaa       4,227,223
                 No. 1 Refunding Revenue Bonds, Series 1992A,
                 6.250%, 7/01/17

        8,500   Washington Public Power Supply System, Nuclear Project                      7/03 at 102          AAA       8,557,800
                 No. 3 Refunding Revenue Bonds, Series 1993B,
                 5.600%, 7/01/17





   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 1.5%

$      10,000   The County Commission of Harrison, West Virginia,                           5/03 at 102            A   $  10,000,000
                 Solid Waste Disposal Revenue Bonds (West Penn Power
                 Company - Harrison Station Project), Series B,
                 6.300%, 5/01/23 (Alternative Minimum Tax)

        4,100   West Virginia Water Development Authority, Water                           11/01 at 102          AAA       4,270,109
                 Development Revenue Refunding Bonds (Loan Program),
                 1991 Series A, 7.000%, 11/01/25

       10,000   West Virginia Water Development Authority, Water Development               11/09 at 102          AAA       9,169,300
                 Revenue Bonds (Loan Program II), 1999 Series A,
                 5.125%, 11/01/39 (Optional put 11/01/11)

        5,050   State of West Virginia, University of West Virginia Board                   5/02 at 100          AAA       5,220,842
                 of Trustees, Dormitory Revenue Bonds (West Virginia
                 University Project), 1992 Series A, 6.750%, 5/01/17
                 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.8%

        8,270   Wisconsin Housing and Economic Development Authority,                       1/02 at 102          AAA       8,587,072
                 Housing Revenue Bonds, 1992 Series A, 6.850%, 11/01/12

        8,150   Wisconsin Health and Educational Facilities Authority, Revenue              8/01 at 102          AAA       8,478,116
                 Bonds, Series 1991 (St. Lukes Medical Center Project),
                 7.100%, 8/15/19 (Pre-refunded to 8/15/01)

       17,710   Wisconsin Health and Educational Facilities Authority,                     12/01 at 102          AAA      18,502,340
                 Revenue Bonds, Series 1991-B (Novus Health Group),
                 6.750%, 12/15/20 (Pre-refunded to 12/15/01)

       15,000   Wisconsin Health and Educational Facilities Authority,                      2/07 at 102          AAA      14,846,100
                 Revenue Bonds, Series 1997 (Marshfield Clinic Project),
                 5.750%, 2/15/27

       22,700   Wisconsin Health and Educational Facilities Authority,                      8/07 at 102          AAA      20,877,870
                 Revenue Bonds, Series 1997 (Aurora Health Care, Inc.),
                 5.250%, 8/15/27
------------------------------------------------------------------------------------------------------------------------------------

$   2,104,549   Total Investments (cost $1,782,269,331) - 99.4%                                                        1,855,334,639
=============-----------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - 0.6%                                                                     11,366,691
                 -------------------------------------------------------------------------------------------------------------------

                 Net Assets - 100%                                                                                    $1,866,701,330
                 ===================================================================================================================



                 All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
            * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                 There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                 Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          (DD)   Security purchased on a delayed delivery basis.
          (WI)   Security purchased on a when-issued basis.



                                 See accompanying notes to financial statements.


                      Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
                            Portfolio of
                                       INVESTMENTS October 31, 2000


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 1.5%

$       1,000   City of Jacksonville, Alabama, General Obligation Warrants,                 9/10 at 102          AAA   $     999,250
                 Series 2000A, 5.600%, 9/01/25

        2,250   BMC Special Care Facilities Financing Authority of the City of              1/02 at 100          AAA       2,283,638
                 Montgomery, Revenue Bonds, Series 1992-A (Baptist Medical
                 Center), 5.750%, 1/01/22 (Pre-refunded to 1/01/02)

        3,000   BMC Special Care Facilities Financing Authority of the City of             12/02 at 102          AAA       3,168,990
                 Montgomery, Revenue Bonds, Series 1992-B (Baptist
                 Medical Center), 6.700%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 22.1%

        6,750   ABAG Finance Authority for Nonprofit Corporations (California),            12/09 at 101          AAA       7,110,990
                 Certificates of Participation (Children's Hospital Medical Center
                 of Northern California), Series 1999, 5.875%, 12/01/19

       10,000   ABAG Finance Authority for Nonprofit Corporations, Insured                 12/09 at 101          AAA      10,550,000
                 Certificates of Participation (Children's Hospital Medical Center
                 of Northern California), Series 1999, 6.000%, 12/01/29

        5,000   Antioch Area Public Facilities Financing Agency (Contra Costa               8/09 at 101          AAA       5,142,250
                 County, California), Community Facilities District No. 1989-1,
                 Special Tax Bonds, Series 1999, 5.700%, 8/01/22

          925   Housing Authority of the County of Kern, Guaranteed Tax-Exempt             No Opt. Call          AAA       1,010,701
                 Mortgage Obligations, 1994 Series A, Subseries I,
                 7.150%, 12/30/24 (Alternative Minimum Tax)

          570   Housing Authority of the County of Kern, Guaranteed Tax-Exempt             No Opt. Call          AAA         616,136
                 Mortgage Obligations, 1994 Series A, Subseries III,
                 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,815   La Verne-Grand Terrace Housing Finance Agency, Single Family               No Opt. Call          AAA       8,214,153
                 Residential Mortgage Revenue Bonds, 1984 Series A,
                 10.250%, 7/01/17

        5,840   Lancaster Redevelopment Agency, Lancaster Residential                       8/01 at 102          AAA       6,019,872
                 Redevelopment Project Area, Tax Allocation Refunding Bonds,
                 Issue of 1992, 6.100%, 8/01/19

       11,080   City of Lodi, California, Electric System Revenue Certificates         1/09 at 40 23/32          AAA       2,774,543
                 of Participation, 1999 Series B, 0.000%, 1/15/24

        5,040   Northern California Power Agency, Hydroelectric Project                    No Opt. Call          AAA       6,012,871
                 Number One, Revenue Bonds, 1992 Refunding Series A,
                 10.000%, 7/01/04

        5,000   Ontario Redevelopment Financing Authority (San Bernardino                  No Opt. Call          AAA       6,394,200
                 County, California), 1995 Revenue Refunding Bonds (Ontario
                 Redevelopment Project No.1), 7.400%, 8/01/25

        8,880   City of Pomona, California, Single Family Mortgage Revenue                 No Opt. Call          AAA      11,064,746
                 Refunding Bonds (GNMA and FHLMC Mortgage-Backed
                 Securities), Series 1990B, 7.500%, 8/01/23

       10,305   City of San Bernardino, California, Single Family Mortgage                 No Opt. Call          AAA      12,973,377
                 Revenue Refunding Bonds (GNMA Mortgage-Backed Securities),
                 Series 1990A, 7.500%, 5/01/23

       14,755   County of San Bernardino, California, Single Family Mortgage               No Opt. Call          AAA      18,470,014
                 Revenue Bonds (GNMA Mortgage-Backed Securities),
                 1988 Series A, 8.300%, 9/01/14 (Alternative Minimum Tax)

        2,000   City of Santa Barbara, California, Certificates of Participation            4/02 at 102          AAA       2,098,180
                 (1992 Water System Improvement Project and Refunding),
                 6.700%, 4/01/27


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 1.7%

        6,000   E-470 Public Highway Authority (Colorado), Senior Revenue Bonds,            9/10 at 102          AAA       6,068,820
                 Series 2000A and Series 2000B, 5.750%, 9/01/29

        1,225   Summit School District RE-1, Summit County, Colorado, General              12/04 at 100          AAA       1,324,213
                 Obligation Improvement Bonds, Series 1994, 6.700%, 12/01/14
                 (Pre-refunded to 12/01/04)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 6.3%

                Miami-Dade County, Florida, Subordinate Special Obligation
                Bonds, Series 1997A:
$      10,000    0.000%, 10/01/18                                                      4/08 at 58 19/32          AAA   $   3,519,000
       13,455    0.000%, 10/01/22                                                      4/08 at 46 13/16          AAA       3,645,498
       24,385    0.000%, 10/01/23                                                        4/08 at 44 1/4          AAA       6,205,251
       30,000    0.000%, 10/01/26                                                       4/08 at 37 5/16          AAA       6,329,100

       50,500   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 29 11/16          AAA       8,330,985
                 Bonds, Series 1997B, 0.000%, 10/01/30


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 4.8%

                Development Authority of Burke County, Georgia, Pollution
                Control Revenue Bonds (Oglethorpe Power Corporation Vogtle
                Project), Series 1992:
        3,555    7.800%, 1/01/08 (Pre-refunded to 1/01/03)                                  1/03 at 103          AAA       3,894,645
       10,000    8.000%, 1/01/15 (Pre-refunded to 1/01/03)                                  1/03 at 103          AAA      10,996,200

        6,500   The Medical Center Hospital Authority (Georgia), Revenue                    8/09 at 102          AAA       6,357,585
                 Anticipation Certificates (Columbus Regional Healthcare
                 System, Inc. Project), Series 1999, 5.500%, 8/01/25


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 4.0%

        8,030   State of Hawaii, Airports System Revenue Bonds, Refunding                   7/10 at 101          AAA       8,751,496
                 Series 2000B, 6.500%, 7/01/15 (Alternative Minimum Tax)

        2,250   Department of Budget and Finance of the State of Hawaii,                    1/09 at 101          AAA       2,332,508
                 Special Purpose Revenue Bonds (Hawaii Electric Company,
                 Inc. and Subsidiaries Project), Series 1999D, 6.150%, 1/01/20
                 (Alternative Minimum Tax)

        6,500   Department of Budget and Finance of the State of Hawaii, Special           11/09 at 101          AAA       6,728,605
                 Purpose Revenue Bonds (Hawaii Electric Company, Inc. and
                 Subsidiaries Project), Series 1999C, 6.200%, 11/01/29


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 9.1%

       10,000   City of Chicago (Illinois), General Obligation Adjustable Rate          7/02 at 101 1/2          AAA      10,528,400
                 Bonds, Central Public Library Project, Series C of 1988,
                 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

        8,200   Board of Education of the City of Chicago, General Obligation              No Opt. Call          AAA       9,076,662
                 Lease Certificates, 1992 Series A, 6.250%, 1/01/15

       10,150   Onterie Center Housing Finance Corporation (An Illinois Not                 7/02 at 102          AAA      10,590,003
                 For Profit Corporation), Mortgage Revenue Refunding Bonds,
                 Series 1992A (FHA-Insured Mortgage Loan - Onterie Center
                 Project), 7.050%, 7/01/27

        3,225   Regional Transportation Authority, Cook, DuPage, Kane, Lake,               No Opt. Call          AAA       4,169,828
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/09

        4,000   Public Building Commission of St. Clair County, Illinois, Public           12/02 at 102          AAA       4,176,760
                 Building Revenue Bonds, Series 1992, 6.350%, 12/01/09
                 (Alternative Minimum Tax)

        1,575   School District Number 122, Will County, Illinois (New Lenox),             11/10 at 100          Aaa       1,724,735
                 Series 2000A, 6.500%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.9%

        5,375   Indiana Health Facility Financing Authority, Hospital Revenue               5/02 at 102          AAA       5,582,690
                 Refunding and Improvement Bonds, Series 1992 (Community
                 Hospitals Projects), 6.400%, 5/01/12

        7,000   Southwest Allen Multi School Building Corporation, Ft. Wayne,               1/02 at 101          AAA       7,204,750
                 Indiana, First Mortgage Refunding Bonds, Series 1992B,
                 6.375%, 1/15/09


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.5%

        6,500   County of Daviess, Kentucky, Insured Hospital Revenue Bonds                 8/02 at 102          AAA       6,696,820
                 (ODCH, Inc. Project), 1992 Series A, 6.250%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

                Louisiana Public Facilities Authority, Hospital Revenue Bonds
                (Our Lady of Lourdes Regional Medical Center Project), Series
                1992:
        5,000    6.375%, 2/01/12 (Pre-refunded to 2/01/03)                                  2/03 at 102          AAA       5,289,100
        4,000    6.450%, 2/01/22 (Pre-refunded to 2/01/03)                                  2/03 at 102          AAA       4,240,280






                             Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 5.7%

$       3,000   Framingham Housing Authority, GNMA Collateralized Mortgage                  8/01 at 102          AAA   $   3,089,610
                 Revenue Bonds (Beaver Terrace Apartments), Series 1992A,
                 6.650%, 2/20/32

        8,335   Massachusetts Health and Educational Facilities Authority,                  7/02 at 102          AAA       8,694,322
                 Revenue Bonds, New England Medical Center Hospitals Issue,
                 Series F, 6.625%, 7/01/25

       15,000   Massachusetts Turnpike Authority, Metropolitan Highway                      1/07 at 102          AAA      13,345,950
                 System Revenue Bonds, 1997 Series A (Senior), 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.5%

        2,250   City of Kalamazoo Hospital Finance Authority, Hospital Revenue              5/06 at 102          AAA       2,290,523
                 Refunding and Improvement Bonds (Bronson Methodist
                 Hospital), Series 1996, 5.750%, 5/15/16

        6,500   Michigan Higher Education Student Loan Authority, Student Loan             No Opt. Call          AAA       6,591,520
                 Refunding Revenue Bonds, Series XII-T, 5.300%, 9/01/10
                 (Alternative Minimum Tax)

        2,000   Paw Public Schools, County of Van Buren, State of Michigan,                 5/05 at 100          AAA       2,087,020
                 1995 School Building and Site Bonds, 5.625%, 5/01/25
                 (Pre-refunded to 5/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.5%

        4,900   Minneapolis-St. Paul Metropolitan Airports Commission, Airport              1/10 at 101          AAA       5,176,360
                 Revenue Bonds, Series 2000B, 6.000%, 1/01/14
                 (Alternative Minimum Tax)

        1,485   Minnesota Housing Finance Agency, Rental Housing Bonds,                     2/05 at 102          AAA       1,506,473
                 1995 Series D, 5.950%, 2/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.3%

        7,495   The Industrial Development Authority of Jefferson County,                   8/07 at 100          AAA      10,130,542
                 Missouri, Housing Revenue Bonds (Richardson Road
                 Apartments Project), Series 1985, 11.000%, 12/15/15
                 (Pre-refunded to 8/15/07)


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 3.1%

       13,000   City of Forsyth, Rosebud County, Montana, Pollution Control                 3/02 at 102          AAA      13,556,790
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Colstrip Project), Series 1992, 6.800%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.2%

        5,050   Washoe County, Nevada, Variable Rate Demand Gas and Water                   7/02 at 102          AAA       5,241,547
                 Facilities Refunding Revenue Bonds (Sierra Pacific Power
                 Company Project), Series 1987, 6.300%, 12/01/14


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 4.9%

        7,645   Metropolitan Transportation Authority, New York, Transit                   No Opt. Call          AAA       9,050,610
                 Facilities Revenue Bonds, Series J, 9.100%, 7/01/05

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series C:
        6,910    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          AAA       7,277,888
        4,950    6.625%, 8/01/15 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          AAA       5,213,538


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.2%

        5,300   Oklahoma Housing Finance Agency, GNMA Collateralized                       No Opt. Call          AAA       5,849,451
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital Improvement                  7/10 at 101          AAA       5,490,538
                 Revenue Bonds, Series 2000 Refunding, 5.625%, 7/01/20
                 (DD, settling 11/01/00)

        3,000   Tulsa Industrial Authority, Multifamily Housing Revenue                    11/05 at 103          Aaa       3,056,640
                 Refunding Bonds (GNMA Collateralized - Country Club of
                 Woodland Hills Development), Series 1995, 6.250%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.5%

       19,140   Montgomery County Industrial Development Authority,                         6/02 at 102          AAA      19,962,254
                 Pollution Control Revenue Refunding Bonds, 1992 Series A
                 (Philadelphia Electric Company Project), 6.625%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.8%

       11,750   Rhode Island Depositors Economic Corporation, Special                       8/02 at 102          AAA      12,403,535
                 Obligation Bonds, 1992 Series A, 6.625%, 8/01/19
                 (Pre-refunded to 8/01/02)





   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 4.5%

$      10,000   Piedmont Municipal Power Agency, Electric Revenue Refunding                 1/01 at 102          AAA   $  10,159,500
                 Bonds, Series 1991, 6.250%, 1/01/18

        9,450   South Carolina Public Service Authority, Santee Cooper,                     7/02 at 102          AAA       9,947,637
                 Revenue Bonds, 1991 Series D, 6.500%, 7/01/24
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%
        5,000   The Health and Educational Facilities Board of the Metropolitan            11/09 at 101          AAA       5,099,900
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 6.000%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 2.1%

        1,005   Corpus Christi Housing Finance Corporation (Texas), Single                  7/01 at 103          AAA       1,065,089
                 Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11

          920   City of El Paso Property Finance Authority, Inc. (Texas),                   6/02 at 103          Aaa         963,516
                 Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1992A, 8.700%, 12/01/18
                 (Alternative Minimum Tax)

        5,210   Harris County, Texas, Toll Road Senior Lien Revenue Refunding               8/02 at 102          AAA       5,493,580
                 Bonds, Series 1992A, 6.500%, 8/15/17 (Pre-refunded to 8/15/02)

        1,600   Harris County, Texas, Toll Road Senior Lien Revenue Refunding               2/01 at 100          AAA       1,602,528
                 Bonds, Series 1992B, 6.625%, 8/15/17


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.1%

        4,750   Puyallup School District No. 3, Pierce County, Washington,                 12/02 at 100          AAA       4,965,460
                 Unlimited Tax General Obligation and Refunding Bonds,
                 1992 Series A, 6.700%, 12/01/09 (Pre-refunded to 12/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.4%

        6,000   Mason County, West Virginia, Pollution Control Revenue Bonds                6/02 at 102          AAA       6,284,520
                  (Appalachian Power Company Project), Series I, 6.850%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.0%

                DeForest Area School District, Columbia and Dane Counties,
                Wisconsin, General Obligation Bonds, Series 2000:
        2,115    5.600%, 4/01/19                                                            4/09 at 100          Aaa       2,125,173
        2,475    5.600%, 4/01/20                                                            4/09 at 100          Aaa       2,480,615
------------------------------------------------------------------------------------------------------------------------------------

$     517,310   Total Investments (cost $418,398,085) - 98.9%                                                            438,870,474
=============-----------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - 1.1%                                                                      4,673,972
                 -------------------------------------------------------------------------------------------------------------------

                 Net Assets - 100%                                                                                     $ 443,544,446
                 ===================================================================================================================


                All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
            * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
          (DD)  Portion of security purchased on a delayed delivery basis.



                                 See accompanying notes to financial statements.



                            Nuveen Insured Premium Income Municipal Fund 2 (NPX)
                            Portfolio of
                                       INVESTMENTS October 31, 2000


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 2.5%

                Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D:
$       5,000    5.700%, 2/01/20                                                            2/07 at 101          AAA   $   5,065,450
        8,800    5.750%, 2/01/22                                                            2/07 at 101          AAA       8,934,728

        2,500   City of Mobile, Alabama, General Obligation Refunding                       2/06 at 102          AAA       2,575,425
                 Warrants, Series 1996, 5.750%, 2/15/16

        2,000   City of Scottsboro, Alabama, General Obligation School                      7/06 at 102          AAA       2,086,000
                 Warrants, Series 1996-B, 5.750%, 7/01/14


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.0%

        2,785   Alaska Housing Finance Corporation, Mortgage Revenue Bonds,                 6/06 at 102          AAA       2,862,451
                 1996 Series A, 6.050%, 12/01/17

                Alaska Student Loan Corporation, Student Loan Revenue Bonds,
                2000 Series A:
        2,490    5.650%, 7/01/10 (Alternative Minimum Tax)                                 No Opt. Call          AAA       2,582,703
        2,390    5.700%, 7/01/11 (Alternative Minimum Tax)                                  7/10 at 100          AAA       2,476,207


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 4.5%

        6,450   California Housing Finance Agency, Multi-Unit Rental Housing                2/03 at 102          Aa2       6,574,292
                 Revenue Bonds, Series 1992A-II, 6.625%, 2/01/24
                 (Alternative Minimum Tax)

        6,850   County of Orange, California, 1996 Recovery Certificates                    7/06 at 102          AAA       7,168,046
                 of Participation, Series A, 6.000%, 7/01/26

       13,000   Sacramento City Financing Authority (California), 1999                     12/09 at 102          AAA      13,633,360
                 Capital Improvement Revenue Bonds (Solid Waste and
                 Redevelopment Projects), 5.800%, 12/01/19

                San Leandro Housing Finance Corporation, Mortgage Revenue
                Refunding Bonds, Series 1993A (FHA-Insured Mortgage Loan -
                Ashland Village Apartments Section 8 Assisted Project):
        1,525    6.550%, 1/01/12                                                            1/02 at 102          AAA       1,579,000
        5,100    6.650%, 1/01/25                                                            1/02 at 102          AAA       5,248,461


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.5%

        2,480   Colorado Health Facilities Authority, Hospital Revenue Bonds               12/09 at 101          Aaa       2,495,029
                 (Poudre Valley Health Care, Inc.), Series 1999A,
                 5.625%, 12/01/19

        3,500   Colorado Health Facilities Authority, Hospital Revenue Bonds               12/09 at 101          Aaa       3,522,435
                 (Poudre Valley Health Care, Inc.), Series 1999A,
                 5.750%, 12/01/23

       12,955   City and County of Denver, Colorado, Airport System Revenue                11/05 at 102          AAA      13,003,193
                 Bonds, Series 1995A, 5.600%, 11/15/20


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.2%

        5,000   District of Columbia, Hospital Improvement and Refunding                    7/02 at 102          AAA       5,139,650
                 Revenue Bonds (Children's Hospital Issue), Series 1992A,
                 6.250%, 7/15/19

        3,765   District of Columbia Housing Finance Agency, Collateralized                 6/03 at 102          AAA       3,821,400
                 Single Family Mortgage Revenue Bonds, Series 1990C-4,
                 6.350%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.4%

                Holmes County, Florida, Public Improvement Revenue Bonds,
                Series 2000:
        1,045    5.500%, 12/01/20                                                          12/10 at 102          AAA       1,047,236
        2,130    5.500%, 12/01/30                                                          12/10 at 102          AAA       2,103,652


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.5%

                State of Hawaii, Airports System Revenue Bonds, Refunding
                Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax)                                  7/10 at 100          AAA       6,417,698
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax)                                  7/10 at 101          AAA      10,389,485
        2,000    6.625%, 7/01/18 (Alternative Minimum Tax)                                  7/10 at 101          AAA       2,180,960






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 12.7%

$       2,500   City of Aurora, Kane, DuPage, Kendall and Will Counties,                    1/05 at 100          AAA   $   2,617,700
                 Illinois, General Obligation Corporate Purpose Bonds,
                 Series 1996, 5.800%, 1/01/14 (Pre-refunded to 1/01/05)

                Village of Bolingbrook, Illinois, General Obligation Bonds,
                Series 1997:
        2,190    0.000%, 1/01/21                                                       1/08 at 47 29/32          AAA         678,528
        2,195    0.000%, 1/01/22                                                        1/08 at 45 3/16          AAA         638,460
        2,195    0.000%, 1/01/23                                                         1/08 at 42 1/2          AAA         599,696

                Village of Bolingbrook, Illinois, General Obligation Bonds,
                Series 1999C Refunding:
        2,505    0.000%, 1/01/21                                                           No Opt. Call          AAA         788,298
        2,930    0.000%, 1/01/22                                                           No Opt. Call          AAA         865,317

        1,500   City of Chicago, General Obligation Bonds, Project Series 1995,             7/05 at 102          AAA       1,620,885
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

        8,370   City of Chicago, Chicago-Midway Airport Revenue Bonds,                      1/07 at 102          AAA       8,478,559
                 Series 1996A, 5.625%, 1/01/17

                City of Chicago, Chicago-Midway Airport Revenue Bonds,
                1994 Series A:
          820    6.100%, 1/01/08 (Alternative Minimum Tax)                                  1/04 at 102          AAA         870,373
                 (Pre-refunded to 1/01/04)
          280    6.100%, 1/01/08 (Alternative Minimum Tax)                                  1/04 at 102          AAA         294,062
        2,040    6.250%, 1/01/14 (Alternative Minimum Tax)                                  1/04 at 102          AAA       2,174,252
                 (Pre-refunded to 1/01/04)
          710    6.250%, 1/01/14 (Alternative Minimum Tax)                                  1/04 at 102          AAA         746,821

        9,000   City of Chicago (Illinois), Chicago-O'Hare International Airport,           1/02 at 102          AAA       9,325,350
                 International Terminal Special Revenue Bonds, Series 1992,
                 6.750%, 1/01/18 (Alternative Minimum Tax)

        8,235   City of Chicago (Illinois), Chicago-O'Hare International Airport,           1/05 at 102          AAA       8,771,840
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/15

       10,000   City of Chicago (Illinois), Chicago-O'Hare International Airport,           1/10 at 101          AAA       9,836,300
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/17 (Alternative Minimum Tax)

        1,950   Illinois Health Facilities Authority, Health Facilities Refunding          No Opt. Call          AAA       2,194,511
                 Revenue Bonds (SSM Health Care), Series 1992AA,
                 6.550%, 6/01/14

                Illinois Health Facilities Authority (Lutheran General Health System),
                Revenue Bonds, Series 1993A:
        4,355    6.125%, 4/01/12                                                           No Opt. Call          AAA       4,697,956
        5,000    6.250%, 4/01/18                                                           No Opt. Call          AAA       5,505,500

        3,220   Illinois Housing Development Authority, Housing Development                 1/04 at 102           A+       3,245,245
                Bonds, 1993 Series A, 6.000%, 7/01/18

        1,770   Illinois Health Facilities Authority, Revenue Bonds, Series 1991            1/02 at 102          AAA       1,834,340
                 (Elmhurst Memorial Hospital), 6.625%, 1/01/22

        4,000   The Illinois State Toll Highway Authority, Toll Highway Priority            1/03 at 102          AAA       4,213,360
                 Revenue Bonds, 1992 Series A, 6.200%, 1/01/16
                 (Pre-refunded to 1/01/03)

        6,335   Metropolitan Pier and Exposition Authority (Illinois),                      6/03 at 102          AAA       6,761,472
                 McCormick Place Expansion Project Bonds, Series 1992A,
                 6.500%, 6/15/22 (Pre-refunded to 6/15/03)

        2,595   City of Peoria, City of Moline and City of Freeport, Illinois,             10/05 at 105          AAA       2,799,097
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)

                The County of St. Clair, Illinois, General Obligation Bonds
                (Alternate Revenue Source), Series 1999:
        7,185    0.000%, 10/01/20                                                       10/09 at 54 3/8          AAA       2,226,344
        7,455    0.000%, 10/01/22                                                      10/09 at 48 7/16          AAA       2,027,611
        7,595    0.000%, 10/01/23                                                       10/09 at 45 3/4          AAA       1,937,864
        7,745    0.000%, 10/01/24                                                      10/09 at 43 3/16          AAA       1,857,483
        7,910    0.000%, 10/01/25                                                     10/09 at 40 69/94          AAA       1,782,835
        8,080    0.000%, 10/01/26                                                      10/09 at 38 6/13          AAA       1,715,384
        8,260    0.000%, 10/01/27                                                      10/09 at 36 5/16          AAA       1,650,100
        8,455    0.000%, 10/01/28                                                      10/09 at 34 9/32          AAA       1,588,779
        8,655    0.000%, 10/01/29                                                       10/09 at 32 3/8          AAA       1,531,416


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.8%

        1,000   Fort Wayne South Side School Building Corporation,                          1/04 at 102          AAA       1,064,800
                 Allen County, Indiana, First Mortgage Bonds, Series 1994,
                 6.125%, 1/15/12 (Pre-refunded to 1/15/04)

        2,220   Indiana Municipal Power Agency, Power Supply System                         1/03 at 102          AAA       2,331,710
                 Revenue Bonds, 1993 Series A, 6.125%, 1/01/19

        9,770   Northwest Allen Building Corporation, Allen County, Indiana,                6/05 at 102          AAA       9,874,246
                 First Mortgage Bonds, Series 1995 5.500%, 6/01/15








                             Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.4%

$         955   City of Olathe and Labette County, Kansas, Collateralized                   2/05 at 105          Aaa   $   1,032,966
                 Single Family Mortgage Refunding Revenue Bonds,
                 Series A-I, 8.100%, 8/01/23 (Alternative Minimum Tax)

        1,500   Sedwick County, Kansas and Shawnee County, Kansas,                         11/04 at 105          Aaa       1,620,450
                 Collateralized Single Family Mortgage Refunding Revenue
                 Bonds, Series A-II, 8.050%, 5/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.6%

       23,340   Kentucky Economic Development Finance Authority, Health                    No Opt. Call          AAA       4,385,819
                 System Revenue Bonds, Norton Healthcare Inc., Series 2000B,
                 0.000%, 10/01/28


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.4%

        5,000   Massachusetts Housing Finance Agency, Housing Project                       4/03 at 102          AAA       5,111,900
                 Revenue, 6.150%, 10/01/15

        7,450   Massachusetts Housing Finance Agency, Single Family                         6/06 at 102          AAA       7,629,322
                 Housing Revenue Bonds, Series 48, 6.350%, 6/01/26
                 (Alternative Minimum Tax)

        5,000   Massachusetts Housing Finance Authority, Single Family                      6/07 at 102          AAA       5,042,750
                 Housing Revenue Bonds, Series 53, 6.150%, 12/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.6%

        4,705   Board of Control of Grand Valley State University, Michigan,               12/10 at 100          AAA       4,554,487
                 General Revenue Bonds, Series 2000, 5.250%, 12/01/20

        9,250   Michigan Public Power Agency, Belle River Project Refunding                 1/03 at 102          AAA       9,039,655
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18

       10,000   Michigan State Housing Development Authority, Rental                        4/07 at 102          AAA      10,285,200
                 Housing Revenue Bonds, 1997 Series A, 6.000%, 4/01/16
                 (Alternative Minimum Tax)

       10,000   County of Monroe, Michigan, Pollution Control Revenue Bonds                 9/03 at 102          AAA      10,549,200
                 (The Detroit Edison Company Project), Series CC-1992,
                 6.550%, 9/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.6%

        3,000   Duluth Economic Development Authority, Minnesota,                           5/02 at 102          AAA       3,103,830
                 Hospital Facilities Revenue Bonds (St. Lukes Hospital of
                 Duluth Project), Series 1992B, 6.400%, 5/01/18

        8,905   Minnesota Housing Finance Agency, Rental Housing Bonds,                     2/05 at 102          AAA       9,033,766
                 1995 Series D, 5.950%, 2/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.0%

        1,000   The Industrial Development Authority of the City of Hazelwood,              9/06 at 102          AAA       1,027,070
                 Missouri, Multifamily Housing Revenue Refunding Bonds
                 (GNMA Collateralized - The Lakes Apartments Project),
                 Series 1996, 6.000%, 9/20/16

        4,500   Land Clearance for Redevelopment Authority of Kansas City,                 12/05 at 102          AAA       4,667,130
                 Missouri, Lease Revenue Bonds (Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Project), Series 1995A,
                 5.900%, 12/01/18

        1,000   Kansas City Municipal Assistance Corporation, Leasehold                     1/06 at 101          AAA       1,036,300
                 Revenue Capital Improvement Bonds (Kansas City, Missouri,
                 Lessee), Series 1996B, 5.750%, 1/15/14

        1,030   Missouri Housing Development Commission, Multifamily                       12/06 at 102          AAA       1,058,459
                 Housing Revenue Bonds (Brookstone Village Apartments
                 Project), 1996 Series A, 6.000%, 12/01/16
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.1%

        5,000   Clark County, Nevada, Industrial Development Revenue                        6/02 at 102          AAA       5,216,550
                 Bonds (Nevada Power Company Project), Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax)

        5,000   Clarke County, Nevada, Industrial Development Revenue                       7/10 at 102          AAA       5,044,400
                 Bonds, Series 2000C (Southwest Gas Corporation),
                 5.950%, 12/01/38 (Alternative Minimum Tax)

                Director of the State of Nevada, Department of Business and
                Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                Series 2000:
       15,500    5.625%, 1/01/32                                                            1/10 at 102          AAA      15,352,440
        1,100    5.375%, 1/01/40                                                            1/10 at 100          AAA       1,038,400


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA (continued)

                Las Vegas Convention and Visitors Authority, Nevada,
                Revenue Bonds, Series 1999:
$       2,695    5.750%, 7/01/15                                                            7/09 at 101          AAA   $   2,801,102
        6,035    5.750%, 7/01/16                                                            7/09 at 101          AAA       6,235,543
        6,500    5.750%, 7/01/17                                                            7/09 at 101          AAA       6,681,350
        3,535    5.750%, 7/01/18                                                            7/10 at 100          AAA       3,617,578
        4,000    6.000%, 7/01/19                                                            7/09 at 101          AAA       4,167,840

                City of Las Vegas, Nevada, Special Improvement District
                No. 707, Summerlin Area, Senior Local Improvement Refunding
                Bonds, 2000 Series A:
        1,260    5.500%, 6/01/15                                                            6/08 at 102          AAA       1,268,795
        2,060    5.550%, 6/01/16                                                            6/08 at 102          AAA       2,071,289


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 13.9%

        4,090   Metropolitan Transportation Authority, New York, Commuter                  No Opt. Call          AAA       4,850,576
                 Facilities Revenue Bonds, Series 1994A, 8.000%, 7/01/07

        4,985   Metropolitan Transportation Authority, New York, Transit Facilities        No Opt. Call          AAA       5,918,292
                 Revenue Bonds, Series O, 8.000%, 7/01/07

                County of Nassau, New York, General Obligations, Serial
                General Improvement Bonds, Series F:
        2,265    7.000%, 3/01/14                                                            3/10 at 100          AAA       2,592,995
        1,755    6.000%, 3/01/16                                                            3/10 at 100          AAA       1,854,315
        2,740    6.000%, 3/01/18                                                            3/10 at 100          AAA       2,870,314

        7,500   Nassau Health Care Corporation, Health System Revenue                       8/09 at 102          AAA       7,568,100
                 Bonds, Series 1999 (Nassau County, New York, Guaranteed),
                 5.750%, 8/01/29

        4,000   The City of New York, New York, General Obligation Bonds,                  No Opt. Call          AAA       4,576,720
                 Fiscal 1995 Series E, 8.000%, 8/01/05

        7,900   The City of New York, New York, General Obligation Bonds,               3/06 at 101 1/2          AAA       8,146,954
                 Fiscal 1996 Series I, 5.875%, 3/15/18

                The City of New York, New York, General Obligation Bonds, Fiscal
                1993 Series A:
          790    5.750%, 8/01/10 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          AAA         820,526
        1,710    5.750%, 8/01/10                                                        8/02 at 101 1/2          AAA       1,761,146

        5,000   The City of New York, New York, General Obligation Bonds,                   2/08 at 101          AAA       4,947,150
                 Fiscal 1998 Series F, 5.375%, 8/01/19

        7,000   New York City Municipal Water Finance Authority, Water and                  6/09 at 101          AAA       7,071,610
                 Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.750%, 6/15/31

                Dormitory Authority of the State of New York, New Island
                Hospital Insured Revenue Bonds, Series 1999B:
        3,400    5.750%, 7/01/19                                                            7/09 at 101          AAA       3,468,986
        5,750    6.000%, 7/01/24                                                            7/09 at 101          AAA       5,972,123

       10,000   New York State Finance Agency, Housing Project Mortgage                     5/06 at 102          AAA      10,244,200
                 Revenue Bonds, 1996 Series A Refunding, 6.125%, 11/01/20

        6,095   New York State Medical Care Facilities Finance Agency,                      2/05 at 102          AAA       6,563,096
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1995 Series A, 6.000%, 8/15/15 (Pre-refunded to 2/15/05)

                New York State Medical Care Facilities Finance Agency, New York
                Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A:
        3,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05)                                  2/05 at 102          AAA       3,317,370
        2,500    6.800%, 8/15/24 (Pre-refunded to 2/15/05)                                  2/05 at 102          AAA       2,769,100

       20,000   New York State Urban Development Corporation, Correctional                  1/07 at 102          AAA      20,108,400
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.4%

       10,715   City of Fargo, North Dakota, Health System Revenue Bonds,                   6/10 at 101          AAA      10,599,599
                 MertiCare Obligated Group, Series 2000A, 5.600%, 6/01/21
                 (WI, settling 11/08/00)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.3%

        1,915   City of Cleveland, Ohio, Waterworks Improvement First Mortgage              1/02 at 102          AAA       1,991,236
                 Revenue Bonds, Series F, 1992A, 6.250%, 1/01/15
                 (Pre-refunded to 1/01/02)



                             Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 1.2%

$       6,000   Norman Regional Hospital Authority (Oklahoma), Hospital                     9/01 at 102          AAA   $   6,240,060
                 Revenue Bonds, Series 1991, 6.900%, 9/01/21
                 (Pre-refunded to 9/01/01)

        3,170   Industrial Development Authority, Oklahoma, The University                 10/10 at 100          Aaa       3,112,845
                 of Tulsa, Series 2000A, 5.375%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.0%

        5,000   Jackson County School District No. 6, Oregon, General                       6/10 at 100          AAA       4,871,250
                 Obligation Bonds, Series 2000, 5.250%, 6/15/20
                 (WI, settling 11/01/00)

                City of Portland, Oregon, Airport Way Urban Renewal and
                Redevelopment Bonds, 2000 Series A:
        4,405    5.700%, 6/15/17                                                            6/10 at 101          Aaa       4,523,010
        3,665    5.750%, 6/15/18                                                            6/10 at 101          Aaa       3,765,934
        4,265    5.750%, 6/15/19                                                            6/10 at 101          Aaa       4,361,688
        1,375    5.750%, 6/15/20                                                            6/10 at 101          Aaa       1,405,058

                Housing Authority of Portland, Oregon, Multifamily Housing
                Revenue Bonds, Series 2000, Lovejoy Station Apartments Project:
        1,500    5.900%, 7/01/23 (Alternative Minimum Tax)                                  7/10 at 100          Aaa       1,511,280
        2,520    6.000%, 7/01/33 (Alternative Minimum Tax)                                  7/10 at 100          Aaa       2,547,367


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.3%

       12,620   Hospital Development Authority, Allegheny County, Pennsylvania,            11/10 at 102          AAA      13,360,542
                 Health System Insured Revenue Bonds, Series 2000A,
                 West Penn Allegheny Health System, 6.500%, 11/15/30

        3,445   Allegheny County Residential Finance Authority, Single                     11/06 at 102          Aaa       3,566,677
                 Family Mortgage Revenue Bonds, 1996 Series AA,
                 6.450%, 5/01/28 (Alternative Minimum Tax)

        9,485   The Berks County Municipal Authority (Pennsylvania), Hospital              11/09 at 102          AAA       9,789,563
                 Revenue Bonds (The Reading Hospital and Medical Center
                 Project), Series of 1999, 6.000%, 11/01/19

        1,000   Luzerne County Industrial Development Authority, Exempt                    12/04 at 102          AAA       1,077,590
                 Facilities Revenue Refunding Bonds, 1994 Series A (Pennsylvania
                 Gas and Water Company Project), 7.000%, 12/01/17
                 (Alternative Minimum Tax)

                Commonwealth System of Higher Education (Pennsylvania),
                University of Pittsburgh, University Capital Project Bonds, 1992
                Series A:
        1,395    6.125%, 6/01/21 (Pre-refunded to 6/01/02)                                  6/02 at 102          AAA       1,457,064
        3,355    6.125%, 6/01/21                                                            6/02 at 102          AAA       3,429,280


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.9%

        6,500   Piedmont Municipal Power Agency (South Carolina), Electric                  1/03 at 102          AAA       6,862,765
                 Revenue Bonds, 1992 Refunding Series, 6.300%, 1/01/22
                 (Pre-refunded to 1/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.8%
        3,895   City of Denton, Texas, Utility System Revenue Bonds,                       12/10 at 100          AAA       3,930,600
                 Series 2000A, 5.625%, 12/01/19

        3,550   Harris County Hospital District, Texas, Refunding Revenue                   8/10 at 100          AAA       3,689,444
                 Bonds, Series 2000, 6.000%, 2/15/16

       21,790   City of Houston, Texas, Airport System Subordinate Lien                     7/10 at 100          AAA      21,084,004
                 Revenue Bonds, Series 2000A, 5.500%, 7/01/23
                 (Alternative Minimum Tax) (WI, settling 11/15/00)

                Tarrant County Health Facilities Development Corporation,
                Hospital Revenue Bonds (Cook Children's Medical Center Project),
                Series 2000A:
        6,725    5.750%, 12/01/17                                                          12/10 at 101          AAA       6,832,062
        7,500    5.750%, 12/01/24                                                          12/10 at 101          AAA       7,485,000

                State of Texas, Veterans Housing Assistance Bonds,
                Series 1993, General Obligation Bonds:
        1,315    6.800%, 12/01/23 (Alternative Minimum Tax)                                12/03 at 102          Aa1       1,367,995
        6,585    6.800%, 12/01/23 (Alternative Minimum Tax)                                12/03 at 102          AAA       6,865,060



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 3.3%

                Intermountain Power Agency (Utah), Power Supply Revenue
                Refunding Bonds, 1993 Series A:
$       9,610    5.500%, 7/01/20                                                            7/03 at 102        A+***   $   9,615,093
        4,595    5.500%, 7/01/20                                                            7/03 at 102          AAA       4,537,563
        4,970    5.500%, 7/01/20                                                            7/03 at 102          AAA       4,982,773

        2,000   Salt Lake City, Utah, Hospital Revenue Bonds, Series 1992                   8/02 at 100          AAA       1,943,880
                  (IHC Hospitals, Inc.), 5.500%, 2/15/21 (DD, settling 11/01/00)

        3,600   State Board of Regents of Utah, Student Loan Revenue                       11/03 at 102          Aaa       3,692,988
                 Bonds, Series 1993B, 5.900%, 11/01/13 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.2%

        1,320   Vermont Education and Health Buildings Financing Agency,                   12/10 at 101          AAA       1,350,492
                 Hospital Revenue Bonds (Fletcher Allen Health Care Project),
                 Series 2000A, 6.000%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 3.2%

       21,250   Virginia State Housing Development Authority, Commonwealth                  1/06 at 102          AAA      21,761,913
                 Mortgage Bonds, 1995 Series A-A4, 6.400%, 7/01/22
                 (Alternative Minimum Tax)

        2,250   Virginia Housing Development Authority, Multifamily Housing                 1/08 at 102          AAA       2,322,585
                 Bonds, Series 1997B, 6.050%, 5/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 7.7%

        5,230   Public Utility District No. 1 of Douglas County, Washington,                9/09 at 102          AAA       5,388,155
                 Wells Hydro-Electric Revenue Bonds, Series 1999A,
                 6.125%, 9/01/29 (Alternative Minimum Tax)

        3,485   Public Utility District No. 2 of Grant County, Washington,                  1/06 at 102          AAA       3,525,426
                 Priest Rapids Hydroelectric Development Revenue Bonds,
                 Second Series B of 1996, 5.900%, 1/01/21
                 (Alternative Minimum Tax)

        2,500   City of Tacoma, Washington, Sewer Revenue Bonds,                           12/05 at 100          AAA       2,665,775
                 1995 Series B, 6.375%, 12/01/15

        8,100   Washington Health Care Facilities Authority, Seattle,                       2/03 at 102          AAA       8,362,197
                 Revenue Bonds, Series 1992 (Virginia Mason Obligated Group),
                 6.300%, 2/15/17

        6,130   Washington Health Care Facilities Authority, Seattle, Revenue              11/02 at 102          AAA       6,460,039
                 Bonds, Series 1992 (Swedish Hospital Medical Center),
                 6.300%, 11/15/22 (Pre-refunded to 11/15/02)

       10,455   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          AAA      10,584,119
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17

        3,750   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          AAA       3,797,063
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/15

       10,500   Washington Public Power Supply System, Nuclear Project No. 1                7/06 at 102          AAA      11,012,610
                 Refunding Revenue Bonds, Series 1996-A, 5.750%, 7/01/11

        6,295   Washington Public Power Supply System, Nuclear Project No. 3                7/03 at 102          AAA       6,337,806
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.8%

       20,000   The County Commission of Pleasants, West Virginia,                          5/05 at 102          AAA      21,087,400
                 Pollution Control Revenue Bonds (Monongahela Power
                 Company - Pleasants Station Project), 1995 Series C,
                 6.150%, 5/01/15






                             Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS October 31, 2000



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 4.6%

$       7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding                  No Opt. Call          AAA   $   7,321,090
                 Bonds, Series 1996, Northern States Power Company Project,
                 6.000%, 11/01/21 (Alternative Minimum Tax)

                Milwaukee County, Wisconsin, Airport Revenue Bonds,
                Series 2000A:
        1,325    6.000%, 12/01/20 (Alternative Minimum Tax)                                12/10 at 100          Aaa       1,360,709
       12,750    5.750%, 12/01/25 (Alternative Minimum Tax)                                12/10 at 100          Aaa      12,640,605

        2,000   Wisconsin Health and Educational Facilities Authority,                      8/02 at 102          AAA       2,106,380
                 Revenue Bonds, Series 1992 (Children's Hospital of
                 Wisconsin, Inc. Project), 6.500%, 8/15/10 (Pre-refunded
                 to 8/15/02)

        6,250   Wisconsin Health and Educational Facilities Authority, Revenue              8/06 at 102          AAA       6,345,370
                 Bonds, Series 1996 (Sinai Samaritan Medical Center, Inc.
                 Project), 5.750%, 8/15/16

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue              8/05 at 102          AAA       5,259,800
                 Bonds, Series 1995 (Mercy Health System Corporation),
                 6.125%, 8/15/13
------------------------------------------------------------------------------------------------------------------------------------

$     820,250   Total Investments (cost $732,635,132) - 100.4%                                                           758,337,723
=============-----------------------------------------------------------------------------------------------------------------------

                 SHORT-TERM INVESTMENTS - 2.4%

        3,000   Allegheny County Industrial Development Authority (Longwood                                   VMIG-1       3,000,000
                 at Oakmont Inc. Project), Series 1997D, Variable Rate
                 Demand Bonds, 4.600%, 7/01/27+

        5,000   Louisiana Offshore Terminal Authority, Deepwater Port                                         VMIG-1       5,000,000
                 Bond (LOOP Inc. Project), First Stage Series 1992A, Variable
                 Rate Demand Bonds, 4.600%, 9/01/08+

        5,000   New York City Municipal Water Finance Authority, Water                                        VMIG-1       5,000,000
                 and Sewer System Revenue Bonds, Fiscal 1996A, Variable
                 Rate Demand Bonds, 4.750%, 6/15/25+

        5,000   Schuylkill County Industrial Development Authority, Pennsylvania                                A-1+       5,000,000
                 (Northeastern Power Company Project), Variable Rate
                 Demand Bonds, 4.600%, 9/01/08+
------------------------------------------------------------------------------------------------------------------------------------

$      18,000   Total Short-Term Investments (cost $18,000,000)                                                           18,000,000
=============-----------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - (2.8)%                                                                 (21,428,345)
                 -------------------------------------------------------------------------------------------------------------------

                 Net Assets - 100%                                                                                     $ 754,909,378
                 ===================================================================================================================





                            All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
                     *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
                    (DD)    Security purchased on a delayed delivery basis.
                    (WI)    Security purchased on a when-issued basis.
                       + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

Statement of
       NET ASSETS October 31, 2000

                                                                INSURED              INSURED             PREMIER           INSURED
                                                                QUALITY          OPPORTUNITY      INSURED INCOME  PREMIUM INCOME 2
                                                                  (NQI)                (NIO)               (NIF)             (NPX)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in municipal securities,
   at market value                                         $867,580,332       $1,855,334,639        $438,870,474      $758,337,723
 Temporary investments in short-term
   municipal securities, at amortized cost,
   which approximates market value                                   --                   --                 --         18,000,000
 Cash                                                         9,039,410            1,977,391             403,616         2,882,944
 Receivables:
   Interest                                                  14,452,104           34,888,490           8,061,374        13,423,640
   Investments sold                                          25,757,679            3,217,222              80,000         3,802,391
 Other assets                                                    24,117               47,822               1,992            29,539
----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          916,853,642        1,895,465,564         447,417,456       796,476,237
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payable for investments purchased                           45,999,257           21,127,820           2,031,420        38,425,670
 Accrued expenses:
   Management fees                                              457,126              964,952             238,075           399,010
   Other                                                        366,165              527,992             147,592           456,029
 Preferred share dividends payable                              148,152              347,564              68,186           125,431
 Common share dividends payable                               2,762,544            5,795,906           1,387,737         2,160,719
----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      49,733,244           28,764,234           3,873,010        41,566,859
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $867,120,398       $1,866,701,330        $443,544,446      $754,909,378
==================================================================================================================================

Preferred shares, at liquidation value                     $318,000,000       $  680,000,000        $161,000,000      $268,900,000
==================================================================================================================================

Preferred shares outstanding                                     12,720               27,200               6,440            10,756
==================================================================================================================================

Common shares outstanding                                    37,843,166           81,060,946          19,274,160        37,253,959
==================================================================================================================================

Netasset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)            $      14.51       $        14.64        $      14.66      $      13.05
==================================================================================================================================




                         See accompanying notes to financial statements.

Statement of
           OPERATIONS Year Ended October 31, 2000



                                                                INSURED             INSURED             PREMIER             INSURED
                                                                QUALITY         OPPORTUNITY      INSURED INCOME    PREMIUM INCOME 2
                                                                  (NQI)               (NIO)               (NIF)               (NPX)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $51,762,033        $112,096,893         $26,594,198        $ 42,625,370
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                                              5,317,155          11,263,805           2,778,460           4,628,677
 Preferred shares - auction fees                                772,944           1,671,232             394,829             674,091
 Preferred shares - dividend disbursing agent fees               50,138              87,884              40,308              53,853
 Shareholders' servicing agent fees and expenses                 90,888             141,390              33,274              53,148
 Custodian's fees and expenses                                  119,992             192,290              89,062             111,108
 Directors'/Trustees' fees and expenses                          14,500              29,736               8,228              12,521
 Professional fees                                               26,411              29,720              10,690              33,240
 Shareholders' reports - printing and mailing expenses           38,945              33,890               6,072               6,767
 Stock exchange listing fees                                     34,250              69,615              24,608              22,586
Investor relations expense                                       74,118             154,534              38,086              63,227
Portfolio insurance expense                                       7,262             139,288                 --               16,439
Other expenses                                                   67,094             139,325              47,129              40,824
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                    6,613,697          13,952,709           3,470,746           5,716,481
   Custodian fee credit                                         (77,903)            (61,068)            (35,023)            (69,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  6,535,794          13,891,641           3,435,723           5,647,058
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        45,226,239          98,205,252          23,158,475          36,978,312
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain from investment transactions              (5,543,070)        (14,066,587)         (3,333,517)        (15,267,529)
Change in net unrealized appreciation
      (depreciation) of investments                          28,578,037          45,710,845          11,555,786          39,669,073
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                    23,034,967          31,644,258           8,222,269          24,401,544
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                  $68,261,206        $129,849,510         $31,380,744        $ 61,379,856
===================================================================================================================================



                                 See accompanying notes to financial statements.

Statement of
           CHANGES IN NET ASSETS



                                                                INSURED QUALITY (NQI)                 INSURED OPPORTUNITY (NIO)
                                                      -------------------------------------    ------------------------------------
                                                         YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                           10/31/00             10/31/99            10/31/00            10/31/99
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
 Net investment income                                   $ 45,226,239         $ 44,256,614      $   98,205,252      $   95,665,870
 Net realized gain (loss) from investment transactions     (5,543,070)          (1,848,032)        (14,066,587)         (1,440,071)
 Change in net unrealized appreciation
   (depreciation) of investments                           28,578,037          (70,918,815)         45,710,845        (138,439,350)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                                      68,261,206          (28,510,233)        129,849,510         (44,213,551)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders                                    (34,092,803)         (34,678,458)        (71,509,114)        (75,984,403)
   Preferred shareholders                                 (12,837,092)          (8,346,002)        (27,154,895)        (19,526,388)
 From and in excess of net realized gains
   from investment transactions:
   Common shareholders                                             --           (4,753,628)                 --          (3,268,339)
   Preferred shareholders                                          --           (1,322,344)                 --            (864,520)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
      to shareholders                                     (46,929,895)         (49,100,432)        (98,664,009)        (99,643,650)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Net proceeds from Common shares issued to
   shareholders due to
   reinvestment of distributions                                   --            2,928,525                  --           7,709,813
 Net proceeds from sale of Preferred shares                        --           57,291,876                  --          79,074,482
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital
   share transactions                                              --           60,220,401                  --          86,784,295
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      21,331,311          (17,390,264)         31,185,501         (57,072,906)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the beginning of year                       845,789,087          863,179,351       1,835,515,829       1,892,588,735
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                            $867,120,398         $845,789,087      $1,866,701,330      $1,835,515,829
==================================================================================================================================
Balance of undistributed net investment income
   at the end of year                                      $  151,140          $ 1,839,774           $ 710,123       $   1,155,567
==================================================================================================================================



                                 See accompanying notes to financial statements.

                         Statement of
                                    CHANGES IN NET ASSETS (continued)

                                                              PREMIER INSURED INCOME (NIF)          INSURED PREMIUM INCOME 2 (NPX)
                                                          -----------------------------------     ---------------------------------
                                                             YEAR ENDED           YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                               10/31/00             10/31/99          10/31/00            10/31/99
-----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
 Net investment income                                     $ 23,158,475         $ 22,396,247      $ 36,978,312        $ 35,954,517
 Net realized gain (loss) from
   investment transactions                                   (3,333,517)          (2,424,689)      (15,267,529)            180,105
 Change in net unrealized appreciation
   (depreciation) of investments                             11,555,786          (34,028,479)       39,669,073         (64,082,302)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                                        31,380,744          (14,056,921)       61,379,856         (27,947,680)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders                                      (17,070,796)         (17,326,755)      (26,576,839)        (27,045,477)
   Preferred shareholders                                    (6,433,995)          (4,511,430)      (10,748,537)         (8,442,753)
 From accumulated net realized gains
   from investment transactions:
   Common shareholders                                               --             (772,120)               --                  --
   Preferred shareholders                                            --             (208,292)               --                  --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
      to shareholders                                       (23,504,791)         (22,818,597)      (37,325,376)        (35,488,230)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Net proceeds from Common shares issued
   to shareholders due to
   reinvestment of distributions                                     --            1,402,822                --             429,230
 Net proceeds from sale of Preferred shares                          --           20,675,162                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   capital share transactions                                        --           22,077,984                --             429,230
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                         7,875,953          (14,797,534)       24,054,480         (63,006,680)
Net assets at the beginning of year                         435,668,493          450,466,027       730,854,898         793,861,578
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $443,544,446         $435,668,493      $754,909,378        $730,854,898
===================================================================================================================================
Balance of undistributed net investment income
   at the end of year                                      $    520,462         $    853,618      $    830,527        $  1,181,455
====================================================================================================================================




                                 See accompanying notes to financial statements.

Notes to
           FINANCIAL STATEMENTS







1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) and Nuveen Insured Premium Income Municipal Fund 2 (NPX).


Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.


The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.


Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.


Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2000, Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) had outstanding when-issued and delayed delivery purchase commitments of $45,999,257, $21,127,820, $2,031,420 and $38,425,670, respectively.


Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.


Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2000, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.


Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.


Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Notes to
        FINANCIAL STATEMENTS (continued)










Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of Preferred shares outstanding, by Series and in total, at October 31, 2000, is as follows:

                                                          PREMIER      INSURED
                                INSURED      INSURED      INSURED      PREMIUM
                                QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                  (NQI)        (NIO)        (NIF)        (NPX)
------------------------------------------------------------------------------

Number of shares:
   Series M                       2,600        4,000           --        2,080
   Series T                       2,600        4,000           --        2,200
   Series W                       2,600        4,000          840        2,080
   Series W2                         --        3,200           --           --
   Series Th                      2,320        4,000        2,800        2,200
   Series Th2                        --        4,000           --           --
   Series F                       2,600        4,000        2,800        2,196
------------------------------------------------------------------------------

Total                            12,720       27,200        6,440       10,756
==============================================================================


Insurance
The Funds invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.



Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2000.


Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.


Organization and Offering Costs
Costs incurred by NQI, NIO and NIF in correction with their organization and offering of Preferred shares were recorded as a reduction of the proceeds from the sale of the shares.


Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                                        INSURED QUALITY (NQI)    INSURED OPPORTUNITY (NIO)
                                                     -------------------------- -----------------------------
                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                         10/31/00     10/31/99     10/31/00      10/31/99
-------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                         --      185,736           --      473,067
-------------------------------------------------------------------------------------------------------------

Preferred shares sold                                           --        2,320           --        3,200
=============================================================================================================


                                                    PREMIER INSURED INCOME (NIF)  INSURED PREMIUM INCOME 2 (NPX)
                                                  ------------------------------ -------------------------------
                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                         10/31/00     10/31/99     10/31/00      10/31/99
---------------------------------------------------------------------------------------------------------------

Common shares issued to shareholders
   due to reinvestment of distributions                         --       85,914           --       14,923
---------------------------------------------------------------------------------------------------------------

Preferred shares sold                                           --          840           --           --
===============================================================================================================

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 1, 2000, to shareholders of record on November 15, 2000, as follows:

                                                                                     PREMIER      INSURED
                                                           INSURED      INSURED      INSURED      PREMIUM
                                                           QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                                             (NQI)        (NIO)        (NIF)        (NPX)
-----------------------------------------------------------------------------------------------------------
Dividend per share                                          $.0730       $.0715       $.0720       $.0580
===========================================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended October
31, 2000, were as follows:
                                                                                     PREMIER      INSURED
                                                           INSURED      INSURED      INSURED      PREMIUM
                                                           QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                                             (NQI)        (NIO)        (NIF)        (NPX)
-----------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                     $242,944,235 $330,850,707  $88,408,225 $434,243,478
   Short-term municipal securities                      90,900,000  151,000,000   84,600,000   69,250,000
Sales and maturities:
   Long-term municipal securities                      200,448,503  293,198,871   92,607,729  405,700,469
   Short-term municipal securities                     112,875,000  168,205,000   95,100,000   70,550,000
===========================================================================================================


At October 31, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                                                                                          PREMIER       INSURED
                                                        INSURED          INSURED          INSURED       PREMIUM
                                                        QUALITY      OPPORTUNITY           INCOME      INCOME 2
                                                          (NQI)            (NIO)            (NIF)         (NPX)
-----------------------------------------------------------------------------------------------------------------
                                                   $838,808,055   $1,783,272,094    $418,398,085    $750,665,132
=================================================================================================================

Notes to
        FINANCIAL STATEMENTS (continued)

At October 31, 2000, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                     PREMIER     INSURED
                                                           INSURED      INSURED      INSURED      PREMIUM
                                                           QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                                             (NQI)        (NIO)        (NIF)        (NPX)
----------------------------------------------------------------------------------------------------------
Expiration year:
   2002                                                    $    --     $     --      $    --  $ 1,737,245
   2003                                                         --           --           --   12,029,555
   2004                                                         --           --           --    2,080,786
   2005                                                         --           --           --           --
   2006                                                         --           --           --           --
   2007                                                  1,848,032       29,713    2,424,689           --
   2008                                                  5,543,070   14,474,182    3,333,517   15,327,981
----------------------------------------------------------------------------------------------------------
Total                                                   $7,391,102  $14,503,895   $5,758,206  $31,175,567
==========================================================================================================


5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2000, were as follows:

                                                                                     PREMIER     INSURED
                                                           INSURED      INSURED      INSURED      PREMIUM
                                                           QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                                             (NQI)        (NIO)        (NIF)        (NPX)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                        $32,982,659  $82,168,044  $23,490,596  $26,553,104
   depreciation                                          (4,210,382) (10,105,499) (3,018,207)    (880,513)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation                            $28,772,277  $72,062,545  $20,472,389  $25,672,591
===========================================================================================================


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund:

AVERAGE DAILY NET ASSETS                                 MANAGEMENT FEE
-------------------------------------------------------------------------------
For the first $125 million                                 .6500 of 1%
For the next $125 million                                  .6375 of 1
For the next $250 million                                  .6250 of 1
For the next $500 million                                  .6125 of 1
For the next $1 billion                                    .6000 of 1
For net assets over $2 billion                             .5875 of 1
===============================================================================


The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 2000, net assets consisted of:

                                                                                         PREMIER        INSURED
                                                             INSURED       INSURED       INSURED        PREMIUM
                                                             QUALITY   OPPORTUNITY        INCOME       INCOME 2
                                                               (NQI)         (NIO)         (NIF)          (NPX)
------------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                $318,000,000 $  680,000,000  $161,000,000   $268,900,000
Common shares, $.01 par value per share                     378,432        810,609       192,742        372,540
Paid-in surplus                                         527,209,651  1,127,621,948   267,117,059    490,309,287
Balance of undistributed net investment income              151,140        710,123       520,462        830,527
Accumulated net realized gain (loss) from
   investment transactions                              (7,418,173)    (15,506,658)   (5,758,206)   (31,205,567)
Net unrealized appreciation of investments              28,799,348      73,065,308    20,472,389     25,702,591
-------------------------------------------------------------------------------------------------------------------
Net assets                                            $867,120,398  $1,866,701,330  $443,544,446   $754,909,378
===================================================================================================================
Authorized shares:
   Common                                              200,000,000    200,000,000    200,000,000    Unlimited
   Preferred                                             1,000,000      1,000,000      1,000,000    Unlimited
===================================================================================================================


8. INVESTMENT COMPOSITION
At October 31, 2000, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                                                                     PREMIER     INSURED
                                                           INSURED      INSURED     INSURED       PREMIUM
                                                           QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                                             (NQI)        (NIO)        (NIF)        (NPX)
------------------------------------------------------------------------------------------------------------
Education and Civic Organizations                                2%           1%           2%          3%
Healthcare                                                      19           15           13          14
Housing/Multifamily                                              5            2            4           8
Housing/Single Family                                            4           10            2           7
Tax Obligation/General                                           3            2            2           6
Tax Obligation/Limited                                          10            3           17          15
Transportation                                                  21           13           10          17
U.S. Guaranteed                                                 19           31           33          11
Utilities                                                       14           12           17          16
Water and Sewer                                                  3           11           --           3
------------------------------------------------------------------------------------------------------------
                                                               100%         100%         100%        100%
============================================================================================================


All of the long-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.



For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
Selected data for a Common share outstanding throughout each year ended October 31:

                                    Investment Operations                        Less Distributions
                              -------------------------------  -----------------------------------------------------
                                                                                      From         From
                                                                                      and In       and In
                                                                Net        Net        Excess of    Excess of
                                         Net                    Investment Investment Capital      Capital
                                         Realized/              Income to  Income to  Gains to     Gains to
                  Beginning  Net         Unrealized             Common     Preferred  Common       Preferred
                  Net Asset  Investment  Investment             Share-     Share-     Share-       Share-
                  Value      Income      Gain (Loss)     Total  holders    holders+   holders      holders+     Total
==============================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000              $13.95    $1.20           $  .60       $1.80   $ (.90)   $(.34)     $  --        $  --      $(1.24)
1999               16.02     1.17            (1.91)       (.74)    (.92)     (.22)     (.13)        (.04)      (1.31)
1998               15.68     1.18              .36        1.54     (.94)     (.25)     (.01)          --       (1.20)
1997               15.50     1.22              .28        1.50     (.98)     (.25)     (.07)        (.02)      (1.32)
1996               15.79     1.24             (.12)       1.12     (.98)     (.25)     (.14)        (.04)      (1.41)

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000              14.25     1.21               .39        1.60     (.88)     (.33)        --          --        (1.21)
1999              16.04     1.18             (1.73)       (.55)    (.94)     (.24)      (.04)       (.01)       (1.23)
1998              15.78     1.21               .28        1.49     (.97)     (.26)        --          --        (1.23)
1997              15.54     1.23               .28        1.51     (.98)     (.26)      (.02)       (.01)       (1.27)
1996              15.60     1.24               .02        1.26     (.98)     (.26)      (.06)       (.02)       (1.32)

PREMIER INSURED INCOME (NIF)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000              14.25     1.20               .43        1.63     (.89)     (.33)        --          --        (1.22)
1999              16.18     1.16             (1.89)       (.73)    (.90)     (.23)      (.04)       (.01)       (1.18)
1998              15.84     1.16               .38        1.54     (.92)     (.25)      (.02)       (.01)       (1.20)
1997              15.49     1.19               .36        1.55     (.94)     (.26)        --          --        (1.20)
1996              15.53     1.19              (.03)       1.16     (.94)     (.26)        --          --        (1.20)

INSURED PREMIUM INCOME 2 (NPX)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000              12.40     .99                .66        1.65     (.71)     (.29)        --          --        (1.00)
1999              14.10     .97              (1.71)       (.74)    (.73)     (.23)        --          --         (.96)
1998              13.60     .95                .53        1.48     (.73)     (.25)        --          --         (.98)
1997              13.04     1.00               .54        1.54     (.73)     (.25)        --          --         (.98)
1996              13.03     .99                 --         .99     (.71)     (.27)        --          --         (.98)
=============================================================================================================================




                                                Total Returns
                                            ---------------------
                  Organization
                  and Offering
                     Costs and                                      Based
                     Preferred       Ending               Based        on
                         Share          Net     Ending       on       Net
                  Underwriting        Asset     Market    Market    Asset
                     Discounts        Value     Value     Value*   Value*
================================================================================
INSURED QUALITY (NQI)
--------------------------------------------------------------------------------
Year Ended 10/31:
2000                    $  --       $14.51    $13.6875     10.94%   10.86%
1999                     (.02)       13.95     13.1875     (9.65)   (6.77)
1998                       --        16.02     15.6250      6.13     8.43
1997                       --        15.68     15.6250     10.57     8.22
1996                       --        15.50     15.1250      8.54     5.49

INSURED OPPORTUNITY (NIO)
--------------------------------------------------------------------------------
Year Ended 10/31:
2000                       --        14.64     13.0625      5.06     9.25
1999                     (.01)       14.25     13.3125    (14.71)   (5.33)
1998                       --        16.04     16.6250     12.03     7.99
1997                       --        15.78     15.7500     10.18     8.32
1996                       --        15.54     15.2500      9.77     6.50

PREMIER INSURED INCOME (NIF)
--------------------------------------------------------------------------------
Year Ended 10/31:
2000                       --        14.66     13.5000      9.92     9.41
1999                     (.02)       14.25     13.1250    (17.33)   (6.42)
1998                       --        16.18     16.8750     14.06     8.35
1997                       --        15.84     15.6875     12.09     8.56
1996                       --        15.49     14.8750      9.23     5.93

INSURED PREMIUM INCOME 2 (NPX)
--------------------------------------------------------------------------------
Year Ended 10/31:
2000                       --        13.05     11.2500      4.35    11.35
1999                       --        12.40     11.5000    (11.16)   (7.21)
1998                       --        14.10     13.6875     16.35     9.28
1997                       --        13.60     12.4375     15.45    10.15
1996                       --        13.04     11.4380      6.95     5.70
================================================================================





                            Ratios/Supplemental Data
                ----------------------------------------------------------------------
                                                      Before Credit
                               -------------------------------------------------------
                                         Ratio of Net                    Ratio of Net
                                 Ratio of  Investment       Ratio of       Investment
                                 Expenses   Income to       Expenses        Income to
                               to Average     Average     to Average          Average
                     Ending    Net Assets  Net Assets          Total            Total
                        Net    Applicable  Applicable     Net Assets       Net Assets
                     Assets     to Common   to Common      Including        Including
                      (000)      Shares++    Shares++    Preferred++      Preferred++
=======================================================================================
INSURED QUALITY (NQI)
---------------------------------------------------------------------------------------
Year Ended 10/31:
2000               $867,120         1.24%       8.48%           .78%           5.31%
1999                845,789         1.19        7.67            .79            5.11
1998                863,179         1.13        7.49            .79            5.21
1997                848,362         1.15        7.88            .79            5.44
1996                839,304         1.17        7.98            .80            5.50

INSURED OPPORTUNITY (NIO)
---------------------------------------------------------------------------------------
Year Ended 10/31:
2000              1,866,701         1.20        8.47            .76            5.34
1999              1,835,516         1.16        7.67            .77            5.07
1998              1,892,589         1.13        7.60            .77            5.17
1997              1,861,771         1.15        7.92            .78            5.34
1996              1,837,731         1.16        8.01            .78            5.38

PREMIER INSURED INCOME (NIF)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2000                443,544         1.26        8.37           .79             5.29
1999                435,668         1.19        7.49           .79             5.01
1998                450,466         1.16        7.29           .79             5.00
1997                443,173         1.17        7.61           .80             5.18
1996                436,134         1.18        7.70           .80             5.22

INSURED PREMIUM INCOME 2 (NPX)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2000                754,909         1.22        7.87           .77             5.00
1999                730,855         1.21        7.11           .79             4.64
1998                793,862         1.20        6.89           .79             4.53
1997                775,213         1.23        7.55           .80             4.89
1996                754,329         1.36        7.53           .86             4.78
======================================================================================






                            Ratios/Supplemental Data
--------------------------------------------------------------------------------       Municipal Auction Rate Cumulative
                                  After Credit**                                         Preferred Stock at End of Year
               ----------------------------------------------------               -----------------------------------------------
                             Ratio of Net              Ratio of Net
                    Ratio of   Investment     Ratio of   Investment
                    Expenses    Income to     Expenses    Income to
                  to Average      Average   to Average      Average
                  Net Assets   Net Assets        Total        Total                   Aggregate    Liquidation
                  Applicable   Applicable   Net Assets   Net Assets    Portfolio         Amount      and Market           Asset
                   to Common    to Common    Including    Including     Turnover    Outstanding           Value        Coverage
                    Shares++     Shares++  Preferred++  Preferred++         Rate          (000)       Per Share       Per Share
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                   1.23%        8.49%         .77%        5.32%           24%     $318,000          $25,000         $68,170
1999                   1.18         7.67          .79         5.11            27       318,000           25,000          66,493
1998                   1.13         7.49          .79         5.21            16       260,000           25,000          82,998
1997                   1.15         7.88          .79         5.44             8       260,000           25,000          81,573
1996                   1.17         7.98          .80         5.50            33       260,000           25,000          80,702

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                   1.20         8.48          .76         5.34            16       680,000           25,000          68,629
1999                   1.16         7.67          .77         5.07            26       680,000           25,000          67,482
1998                   1.13         7.60          .77         5.17            12       600,000           25,000          78,858
1997                   1.15         7.92          .78         5.34             8       600,000           25,000          77,574
1996                   1.16         8.01          .78         5.38            18       600,000           25,000          76,572

PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                   1.24         8.39          .79         5.30            21       161,000          25,000           68,873
1999                   1.18         7.50          .79         5.01            32       161,000          25,000           67,650
1998                   1.16         7.29          .79         5.00            10       140,000          25,000           80,440
1997                   1.17         7.61          .80         5.18             4       140,000          25,000           79,138
1996                   1.18         7.70          .80         5.22             3       140,000          25,000           77,881

INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                   1.20         7.88          .77        5.01             55       268,900          25,000           70,185
1999                   1.21         7.11          .79        4.64             35       268,900          25,000           67,949
1998                   1.20         6.89          .79        4.53             31       268,900          25,000           73,806
1997                   1.23         7.55          .80        4.89             37       268,900          25,000           72,073
1996                   1.36         7.53          .86        4.78             32       268,900          25,000           70,131
====================================================================================================================================


* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

**   After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.


                                 See accompanying notes to financial statements.

Build Your Wealth
                  AUTOMATICALLY




SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.





NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us at (800) 257-8787.

Fund
     INFORMATION








BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN, TRANSFER AGENT
and Shareholder Services
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 2000. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
               FOR GENERATIONS

Photo of: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.



With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.



To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Invest well. Look ahead. LEAVE YOUR MARK.(SM)

Logo: NUVEEN Investments





Nuveen Investments o 333 West Wacker Drive                           FAN-4-10-00
Chicago, IL 60606 o www.nuveen.com